ANNUAL REPORT

                               AUGUST 31, 1997


                                  ============
                                     TOWER
                                  MUTUAL FUNDS
                                  ============


                        TOWER CAPITAL APPRECIATION FUND
                                  CLASS A SHARES
                                  CLASS B SHARES

                     TOWER LOUISIANA MUNICIPAL INCOME FUND

                          TOWER TOTAL RETURN BOND FUND

                       TOWER U.S. GOVERNMENT INCOME FUND

                            TOWER CASH RESERVE FUND

                     TOWER U.S. TREASURY MONEY MARKET FUND


================================================================================
TABLE OF CONTENTS
--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE.........................................................   1
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION & ANALYSIS............................................   2
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS...................................................  13
--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS..........................................  32
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES........................................  34
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS....................................................  36
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS.........................................  38
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS........................................................  40
--------------------------------------------------------------------------------
COMBINED NOTES TO FINANCIAL STATEMENTS......................................  42
--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS...........................  48
--------------------------------------------------------------------------------

- SHARES OF THE TOWER MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF HIBERNIA NATIONAL BANK OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY HIBERNIA NATIONAL BANK OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

- INVESTMENT IN THE SHARES OF THE TOWER MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

- TOWER CASH RESERVE FUND AND TOWER U.S. TREASURY MONEY MARKET FUND ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THESE FUNDS WILL BE ABLE TO DO SO.

================================================================================
PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for the Tower Mutual Funds. The Report, which covers the 12-month fiscal year from September 1, 1996 through August 31, 1997, includes an interview with each fund's portfolio manager, as well as a complete list of portfolio holdings and financial statements for each fund.

Please note the following highlights for each fund over the 12-month period:

    - TOWER CAPITAL APPRECIATION FUND performed extremely well as the stock market continued to climb. The fund's Class A Shares achieved a total return of 39.56%* through dividends of $0.16 per share, capital gains of $1.99 per share, and a 25% increase in net asset value. The fund's Class B Shares, which began operation on December 2, 1996, delivered a total return of 18.40%* through distributions totaling $0.05 per share and an 18% increase in share price. The fund's net assets reached $288 million.

    - TOWER LOUISIANA MUNICIPAL INCOME FUND paid double-tax-free dividends** totaling $0.58 per share. Through these dividends and a 2% increase in the fund's net asset value, the fund produced a total return of 8.31%.* Net assets surpassed the $100 million mark.

    - TOWER TOTAL RETURN BOND FUND paid a strong dividend stream totaling $0.61 per share from a diversified portfolio of government and high quality corporate bonds. Share price increased 2%. As a result, the fund achieved a positive total return of 8.71%.* Net assets amounted to more than $71 million.

    - TOWER U.S. GOVERNMENT INCOME FUND paid dividends of $0.64 per share. This income stream and a 1.6% increase in net asset value produced a total return of 8.39%.* Net assets began the reporting period at $37 million and ended the reporting period at $59 million.

    - TOWER CASH RESERVE FUND paid dividends of $0.05 per share. At the end of the reporting period, net assets totaled $150 million.

    - TOWER U.S. TREASURY MONEY MARKET FUND paid dividends of $0.05 per share. At the end of the reporting period, net assets reached $154 million.

Thank you for pursuing your financial goals through the Tower Mutual Funds. We hope you were pleased with your fund's performance during the past fiscal year. We will continue to provide the highest level of service as we keep you up-to-date on your investment progress.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales

President
October 15, 1997

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted above are based on net asset value and do not reflect the Funds' maximum sales charges. Total returns based on the maximum sales charge for the 12-month period are as follows: Tower Capital Appreciation Fund--Class A Shares, 33.30%; Tower Capital Appreciation Fund-- Class B Shares (from 12/2/96 through 8/31/97), 12.89%; Tower Louisiana Municipal Income Fund, 5.05%; Tower Total Return Bond Fund, 5.47%; and Tower U.S. Government Income Fund, 5.18%.

** Income may be subject to the federal alternative minimum tax.


---------------------------------------------------------------
--------------------------------------------------------------
MANAGEMENT DISCUSSION & ANALYSIS

---------------------------------------------------------------
--------------------------------------------------------------
   TOWER CAPITAL APPRECIATION FUND

Q

     The bull market continued its unprecedented march during the fund's fiscal year, breaking the 8000 barrier--with some highly volatile days along the way. What is your analysis of the market during the period?

A

     We believe that the primary bull market remains intact, fueled by low inflation and rising corporate profits.

Q

     Tower Capital Appreciation Fund's performance was consistent with that of the market. What was the total return, and how did it compare to the Lipper Growth & Income Funds Average?*

A

     The fund's total return for one-year period ended August 31, 1997, was 39.56%, based on net asset value,** outperforming the Lipper Growth & Income Funds Average which returned 35.08% for the same period.

Q

     As 1997 draws to a close, where do you see the market trading?

     We believe the market will trade in a range of 7600-8300 as measured by the Dow Jones Industrial Average.

 * Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------
--------------------------------------------------------------
   TOWER CAPITAL APPRECIATION FUND--CLASS A SHARES

 GROWTH OF $10,000 INVESTED IN TOWER CAPITAL APPRECIATION FUND--CLASS A SHARES

     The graph below illustrates the hypothetical investment of $10,000 in Tower Capital Appreciation Fund--Class A Shares (the "Fund") from October 14, 1988 (start of performance) to August 31, 1997, compared to the Standard & Poor's 500 Composite Stock Index ("S&P 500").+

GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX A



                       AVERAGE ANNUAL TOTAL RETURN** FOR THE
                           PERIOD ENDED AUGUST 31, 1997
1 Year................................................................. 33.30%
5 Year................................................................. 18.48%
Start of Performance (10/14/88)........................................ 16.26%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 + The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on October 14, 1988. For the period from October 31, 1993 to August 31, 1996, the sales charge was reduced to 3.00%. For the fiscal year ended August 31, 1997, the sales charge was 4.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects the current 4.50% sales charge.

--------------------------------------------------------------
--------------------------------------------------------------
   TOWER CAPITAL APPRECIATION FUND--CLASS B SHARES

 GROWTH OF $10,000 INVESTED IN TOWER CAPITAL APPRECIATION FUND--CLASS B SHARES

     The graph below illustrates the hypothetical investment of $10,000 in Tower Capital Appreciation Fund--Class B Shares (the "Fund") from December 2, 1996 (start of performance) to August 31, 1997, compared to the Standard & Poor's 500 Composite Stock Index ("S&P 500").+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX B

                        CUMULATIVE TOTAL RETURN** FOR THE
                           PERIOD ENDED AUGUST 31, 1997
Start of Performance (12/2/96)......................................... 12.89%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 + The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

 * Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 5.50% contingent deferred sales charge on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable contingent deferred sales charges.

--------------------------------------------------------------
--------------------------------------------------------------
   TOWER LOUISIANA MUNICIPAL INCOME FUND

Q

     What are your comments on the relatively favorable municipal bond market environment during the fund's fiscal year ended August 31, 1997?

A

     Low inflation, declining taxable yields and short supply combined to push municipal bond prices higher during the fiscal year ended August 31, 1997.

Q

     How did Tower Louisiana Municipal Income Fund perform during the one-year period ended August 31, 1997?

A

     The fund experienced a total return of 8.31%, based on net asset value.* The net asset value of the fund rose $0.27 per share to $11.21.

Q

     What sectors of the municipal market did you emphasize in the fund's portfolio during the reporting period?

A

     During the reporting period, the fund's holdings of hospital issues were reduced while the holdings of general obligation and housing issues were increased.

Q

     New tax legislation left municipal bonds relatively unscathed, and municipal bonds were among the better-performing fixed income investments during the reporting period. As we leave 1997, do you foresee a continued positive environment?

A

     As one of the few remaining tax advantaged investments, the prospect for municipal bonds seems to be very good. In addition, the improvement in the federal budget deficit has lessened the need for Congress to tamper with the tax-exempt status of municipal bonds.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------
--------------------------------------------------------------
   TOWER LOUISIANA MUNICIPAL INCOME FUND

      GROWTH OF $10,000 INVESTED IN TOWER LOUISIANA MUNICIPAL INCOME FUND

     The graph below illustrates the hypothetical investment of $10,000 in Tower Louisiana Municipal Income Fund (the "Fund") from October 14, 1988 (start of performance) to August 31, 1997, compared to the Lehman Brothers Ten-Year Insured Index ("LTYII").+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX C


                      AVERAGE ANNUAL TOTAL RETURN** FOR THE
                           PERIOD ENDED AUGUST 31, 1997
1 year................................................................. 5.05%
5 year................................................................. 5.96%
Start of Performance (10/14/88)........................................ 7.09%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 + The LTYII is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on October 14, 1988. Effective October 31, 1993, the maximum sales charge was reduced to 3.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The LTYII has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects the current 3.00% sales charge.

--------------------------------------------------------------
--------------------------------------------------------------
   TOWER TOTAL RETURN BOND FUND

Q

     What is your overview of the bond market during the fund's fiscal year?

     Benign inflation, moderate economic growth and reduced government spending pushed the fixed income markets higher during the fiscal year ended August 31, 1997.

Q

     How did Tower Total Return Bond Fund perform compared to its benchmark, the Salomon Brothers Broad Investment-Grade Bond Index?*

A

     The Salomon Brothers Broad Investment-Grade Bond Index returned 10.00% for the one-year period ended August 31, 1997, and the shorter-term, more conservative Tower Total Return Bond Fund returned 8.71% for the same period, based on net-asset value.**

Q

     How were the fund's assets allocated among Treasuries, mortgage-backed securities and corporate bonds at the end of the reporting period?

A

     As of August 31, 1997, the bulk of the portfolio, 46.8%, remained in treasury securities. Agency backed mortgage securities comprised 18.7%. A growing sector is corporate bonds which made up 24.7% of the portfolio.

Q

     What is your outlook for rates for the balance of 1997 and beyond, and do you anticipate making any portfolio adjustments in response?

A

     We believe that interest rates will likely trade in a range of 6.25% to 6.75% for the remainder of the year with a long-term bias toward lower levels.

 * Salomon Brothers Broad Investment-Grade Bond Index is an unmanaged index designed to provide the investment-grade bond manager with an all-inclusive universe of institutionally traded U.S. Treasury, agency, mortgage and corporate securities which can be used as a benchmark. Investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------
--------------------------------------------------------------
   TOWER TOTAL RETURN BOND FUND

           GROWTH OF $10,000 INVESTED IN TOWER TOTAL RETURN BOND FUND

     The graph below illustrates the hypothetical investment of $10,000 in Tower Total Return Bond Fund (the "Fund") from November 2, 1992 (start of performance) to August 31, 1997, compared to the Salomon Brothers Broad Investment-Grade Bond Index ("SBBIGBI").+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX D

                        AVERAGE ANNUAL TOTAL RETURN** FOR THE
                           PERIOD ENDED AUGUST 31, 1997
  1 Year................................................................. 5.47%
  Start of Performance (11/2/92)......................................... 5.41%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 + The SBBIGBI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on November 2, 1992. Effective May 1, 1994, the maximum sales charge was reduced to 3.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The SBBIGBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects the current 3.00% sales charge.

--------------------------------------------------------------
--------------------------------------------------------------
   TOWER U.S. GOVERNMENT INCOME FUND

Q

     What are your comments on the U.S. economic engine and inflation, and their impact on the bond market during the reporting period?

A

     The U.S. economic boom is over 6 years old and is showing scant signs of retiring soon. While continuous and strong growth have typically been harbingers of inflation, this current cycle has seen only benign price pressures. The contradiction has led to volatile day-to-day bond market reactions. Nonetheless, long-term bond yields have remained bound between 6.3% and 7.2% over the reporting period.

Q

     How did Tower U.S. Government Income Fund perform in terms of income and total return over the one-year period ended August 31, 1997?

A

     The fund had simple price appreciation of 1.6% and a total return of 8.39%, based on net asset value,* with dividends reinvested for the year ended August 31, 1997.

Q

     The mortgage-backed sector continues to offer attractive valuations versus other high-grade, fixed-income assets. How were the fund's assets allocated at the end of the reporting period among mortgage-backed securities, Treasuries and agencies?

A

     The fund's sector allocation was as follows: 23.6% Treasuries, 24.4% U.S. Agencies, 40.8% Mortgage-Backed Securities, 10.3% Asset-Backed Securities and .9% Cash.

Q

     As the calendar year draws to a close, what is the potential for a rate increase by the Federal Reserve Board (the "Fed")?

A

     We believe that there is a possibility that the Fed will increase interest rates by calendar year end 1997.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------
--------------------------------------------------------------
   TOWER U.S. GOVERNMENT INCOME FUND

        GROWTH OF $10,000 INVESTED IN TOWER U.S. GOVERNMENT INCOME FUND

     The graph below illustrates the hypothetical investment of $10,000 in Tower U.S. Government Income Fund (the "Fund") from October 14, 1988 (start of performance) to August 31, 1997, compared to the Salomon Brothers Medium Term Broad Index ("SBMTBI").+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX E

                      AVERAGE ANNUAL TOTAL RETURN** FOR THE
                           PERIOD ENDED AUGUST 31, 1997
1 Year................................................................. 5.18%
5 Year................................................................. 4.91%
Start of Performance (10/14/88)........................................ 7.33%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 + The SBMTBI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on October 14, 1988. Effective October 31, 1993, the maximum sales charge was reduced to 3.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The SBMTBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects the current 3.00% sales charge.

--------------------------------------------------------------
--------------------------------------------------------------
   TOWER CASH RESERVE FUND

Q

     What is your review of the interest rate environment during the fund's fiscal year ended August 31, 1997?

A

     Short-term interest rates, as reflected by 3 month Treasury Bills, bounced between 4.9% and 5.4%, a fairly narrow range, and ended the reporting period right where they started.

Q

     In this environment, how did Tower Cash Reserve Fund perform for shareholders in terms of 7-day net yield at the beginning and end of the one-year period ended August 31, 1997?

A

     As of August 31, 1996, the 7-day net yield of the fund was 4.51%. The 7-day net yield as of August 31, 1997 was 4.74%* Good security selection helped our performance to achieve this slight increase.

Q

     What was your strategy during the period in terms of average maturity and portfolio mix?

     The maturity moved between 30 and 40 days as rate opportunities presented themselves and we primarily invested in high quality commercial paper. Other investments included overnight repurchase agreements, Banker's Acceptances, Eurodollar deposits and U.S. agency obligations.

Q

     The Fed has been standing on the sidelines since March. Do you foresee any action as 1997 draws to a close?

A

     We believe the Fed will more than likely continue their policy of inaction until real evidence of renewed inflation surfaces.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary.

--------------------------------------------------------------
--------------------------------------------------------------
   TOWER U.S. TREASURY MONEY MARKET FUND

Q

     The period was marked by one rate increase by the Fed in March, with no action since as the economy continued to hum along while inflation remained benign. Can you comment?

A

     We believe the Fed continues to be surprised at the good economic fortune we have enjoyed without inflation. We believe they will be hesitant to "fix something that ain't broke" and that they are also somewhat at a loss to explain.

Q

     As a result, where did the 7-day net yield of Tower U.S. Treasury Money Market Fund stand at the beginning and end of the reporting period?

A

     As of August 31, 1996, the 7-day net yield of the fund was 4.81%.* The 7-day net yield as of August 31, 1997 was 4.85% reflecting short-term rates which ended the reporting period near where they began.

Q

     What was your strategy during the reporting period in terms of average maturity?

     We maintained an average weighted maturity of 30 to 40 days throughout the reporting period which was obtained by keeping about 50% of the assets in overnight repurchase agreements and the remainder laddered in Treasury obligations from 1 to 9 months.

Q

     As 1997 draws to a close, what is your overall outlook for the economy and short-term interest rates?

A

     We believe the economy should continue to do well for the remainder of 1997, inflation should stay in check and the Fed will most likely stay on the sideline as far as short-term interest rates are concerned.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary.

-----------------------------------------------------
-----------------------------------------------------
    PORTFOLIOS OF INVESTMENTS            TOWER MUTUAL FUNDS
                                         August 31, 1997

CAPITAL APPRECIATION FUND

  ----------
    SHARES                                        VALUE

                  COMMON STOCKS--98.7%
                  Commercial Services--0.8%
      35,000      Omnicom Group, Inc.          $  2,371,250
                                               ------------
                  Consumer Durables--1.3%
      42,400      Brunswick Corp.                 1,293,200
      59,630      Ford Motor Co.                  2,564,090
                                               ------------
                  Total                           3,857,290
                                               ------------
                  Consumer Non-Durables--
                   12.1%
      31,800      Avon Products, Inc.             2,037,187
      34,800      Campbell Soup Co.               1,613,850
      33,800      Clorox Co.                      4,436,250
     101,400      Coca-Cola Co.                   5,811,487
      35,575      ConAgra, Inc.                   2,287,917
      18,200      Kellogg Co.                       814,450
     112,155      PepsiCo, Inc.                   4,037,580
     114,000      Philip Morris Cos., Inc.        4,973,250
      32,760      Procter & Gamble Co.            4,359,128
      71,700      Sara Lee Corp.                  2,885,925
      19,000      V.F. Corp.                      1,679,125
                                               ------------
                  Total                          34,936,149
                                               ------------
                  Consumer Services--3.1%
      37,100      Disney (Walt) Co.               2,849,744
      37,850      Marriott Corp.                  2,519,391
      67,400      New York Times Co., Class
                   A                              3,184,650
       8,200      Time Warner, Inc.                 422,300
                                               ------------
                  Total                           8,976,085
                                               ------------
                  Electronic
                   Technology--12.1%
      21,450      (a)3Com Corp.                   1,071,159
      56,550      (a)Applied Materials, Inc.      5,336,906
      87,850      (a)Compaq Computer Corp.        5,754,175
      53,600      (a)Dell Computer Corp.          4,398,550
      37,200      Harris Corp.                    3,241,050
      32,900      Intel Corp.                     3,030,913
      29,500      International Business
                   Machines Corp.                 2,975,813
      43,500      (a)Sun Microsystems, Inc.       2,088,000
      31,650      (a)Tellabs, Inc.                1,889,109
      64,500      United Technologies Corp.       5,035,031
                                               ------------
                  Total                          34,820,706
                                               ------------
  ----------
    SHARES                                        VALUE
                  Energy Minerals--7.9%
      24,850      Amoco Corp.                  $  2,349,878
      23,200      Atlantic Richfield Co.          1,740,000
      42,000      British Petroleum Co. PLC,
                   ADR                            3,554,250
      22,150      Chevron Corp.                   1,715,241
      78,400      Exxon Corp.                     4,797,100
      53,400      Mobil Corp.                     3,884,850
      38,700      Royal Dutch Petroleum Co.,
                   ADR                            1,964,025
       9,300      Texaco, Inc.                    1,071,825
      44,800      USX Corp.                       1,458,800
                                               ------------
                  Total                          22,535,969
                                               ------------
                  Finance--15.7%
      23,800      Allstate Corp.                  1,738,887
      74,200      BankAmerica Corp.               4,883,287
      27,260      Bankers Trust New York
                   Corp.                          2,828,225
      23,000      CIGNA Corp.                     4,217,625
      20,900      Citicorp                        2,667,362
     112,900      Equitable Cos., Inc.            4,911,150
      51,900      First Chicago NBD Corp.         3,723,825
     100,200      First Union Corp.               4,815,863
      21,825      Fleet Financial Group,
                   Inc.                           1,406,348
      54,200      Merrill Lynch & Co., Inc.       3,333,300
      28,900      NationsBank Corp.               1,715,938
      27,200      Republic New York Corp.         2,912,100
      31,000      State Street Corp.              1,546,125
      69,800      Travelers Group, Inc.           4,432,300
                                               ------------
                  Total                          45,132,335
                                               ------------
                  Health Services--1.3%
      16,000      HBO & Co.                       1,146,000
      97,650      (a)Tenet Healthcare Corp.       2,660,963
                                               ------------
                  Total                           3,806,963
                                               ------------
                  Health Technology--9.6%
      46,400      Abbott Laboratories             2,781,100
      46,400      Becton, Dickinson & Co.         2,224,300
      78,500      Bristol-Myers Squibb Co.        5,966,000
      55,200      Johnson & Johnson               3,129,150
      43,800      Lilly (Eli) & Co.               4,582,575
      46,000      Merck & Co., Inc.               4,223,375
      98,200      Schering Plough Corp.           4,713,600
                                               ------------
                  Total                          27,620,100
                                               ------------

(See Notes to Portfolios of Investments)


CAPITAL APPRECIATION FUND (continued)

  ----------      COMMON STOCKS- continued
    SHARES        Industrial Services--0.7%       VALUE
      27,300      Schlumberger Ltd.            $  2,079,919
                                               ------------
                  Non-Energy Minerals--1.7%
      26,000      Nucor Corporation               1,473,875
      22,500      Phelps Dodge Corp.              1,809,844
      29,100      Weyerhaeuser Co.                1,680,525
                                               ------------
                  Total                           4,964,244
                                               ------------
                  Process Industries--3.9%
      26,525      Air Products & Chemicals,
                   Inc.                           2,163,445
      42,600      Corning, Inc.                   2,252,475
      63,200      Du Pont (E.I.) de Nemours
                   & Co.                          3,938,150
      50,100      Praxair, Inc.                   2,677,219
                                               ------------
                  Total                          11,031,289
                                               ------------
                  Producer
                   Manufacturing--7.1%
      26,700      Allied-Signal, Inc.             2,204,419
      68,900      Dana Corp.                      3,173,706
      35,200      Emerson Electric Co.            1,925,000
     132,200      General Electric Co.            8,262,500
      11,400      Harsco Corp.                      513,713
      50,600      Ingersoll-Rand Co.              3,042,325
      17,200      Tyco International, Ltd.        1,349,125
                                               ------------
                  Total                          20,470,788
                                               ------------
                  Retail Trade--5.6%
     105,400      American Stores Co.             2,496,662
      48,000      (a)Bed Bath & Beyond, Inc.      1,488,000
      57,500      Dayton-Hudson Corp.             3,277,500
      85,425      Home Depot, Inc.                4,030,992
      45,100      Premark International,
                   Inc.                           1,341,725
     122,200      TJX Cos., Inc.                  3,360,500
                                               ------------
                  Total                          15,995,379
                                               ------------
                  Technology Services--5.8%
      14,000      (a)Compuware Corp.                864,500
      30,400      General Motors Corp.            1,907,600
      44,700      Lucent Technologies, Inc.       3,481,013
      64,400      (a)Microsoft Corp.              8,512,875
      52,688      (a)Oracle Corp.                 2,008,711
                                               ------------
                  Total                          16,774,699
                                               ------------

  ----------
  SHARES OR
  PRINCIPAL
    AMOUNT                                        VALUE
                  Transportation--1.8%
      36,700      CSX Corp.                    $  2,098,781
       4,900      Norfolk Southern Corp.            480,200
      28,300      Tidewater, Inc.                 1,485,750
      14,100      (a)UAL Corp.                    1,074,244
                                               ------------
                  Total                           5,138,975
                                               ------------
                  Utilities--8.2%
      13,300      Ameritech Corp.                   833,744
      61,300      Bell Atlantic Corp.             4,436,587
      72,200      BellSouth Corp.                 3,176,800
     141,400      GPU, Inc.                       4,754,575
      82,700      GTE Corp.                       3,685,319
      67,500      Pinnacle West Capital
                   Corp.                          2,181,094
      60,600      SBC Communications, Inc.        3,295,125
      23,300      Williams Cos., Inc. (The)       1,084,906
                                               ------------
                  Total                          23,448,150
                                               ------------
                  TOTAL COMMON STOCKS
                   (IDENTIFIED COST
                   $188,584,953)                283,960,290
                                               ------------
                  (b)REPURCHASE
                   AGREEMENT--1.0%
  $2,992,000      State Street Bank and
                   Trust Co., 5.50%, dated
                   8/29/ 1997, due 9/2/1997
                   (at amortized cost)            2,992,000
                                               ------------
                  TOTAL INVESTMENTS
                   (IDENTIFIED COST
                   $191,576,953)               $286,952,290
                                                ===========

(See Notes to Portfolios of Investments)


LOUISIANA MUNICIPAL INCOME FUND

  ----------
  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(D)     VALUE

                (c) LONG-TERM
                 MUNICIPALS-- 98.4%
                COLORADO--0.6%
  $  500,000    Colorado Health
                 Facilities
                 Authority, Revenue
                 Bonds, 7.125% (Rose
                 Medical Center
                 Project), 9/1/2008       AAA     $    548,005
     100,000    Colorado Health
                 Facilities
                 Authority, Revenue
                 Refunding Bonds,
                 5.50% (Sisters of
                 Charity Health Care
                 System)/ (AMBAC
                 INS)/ (Original
                 Issue Yield: 5.60%),
                 5/15/2000                AAA          103,162
                                                  ------------
                Total                                  651,167
                                                  ------------
                FLORIDA--1.0%
     345,000    Florida State Board
                 of Education
                 Administration, GO
                 UT Refunding Bonds,
                 6.10%, 6/1/2000          AA+          352,407
     655,000    Florida State Board
                 of Education
                 Administration, GO
                 UT Refunding Bonds,
                 6.10%, 6/1/2000          AAA          670,615
                                                  ------------
                Total                                1,023,022
                                                  ------------
                LOUISIANA--95.4%
     500,000    Alexandria, LA
                 Utilities Revenue,
                 Revenue Bonds, 5.25%
                 (FGIC INS)/
                 (Original Issue
                 Yield: 5.70%),
                 5/1/2010                 AAA          505,505
     500,000    Bossier City, LA,
                 Revenue Refunding
                 Bonds, 5.20% (FGIC
                 INS)/(Original Issue
                 Yield: 5.35%),
                 11/1/2014                AAA          496,150
  ----------
  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(D)     VALUE
  $  200,000    Caddo Parish, LA, GO
                 UT, 7.20% (MBIA
                 INS)/ (United States
                 PRF)/(Original Issue
                 Yield: 7.45%),
                 2/1/1999 (@100)          AAA     $    208,814
     100,000    De Soto Parish, LA
                 Environmental
                 Improvement
                 Authority, PCR
                 Refunding Revenue
                 Bonds (Series A),
                 5.05% (International
                 Paper Co.),
                 12/1/2002                A-           103,369
     250,000    East Ascension
                 Parish, LA Drainage
                 District No. 1,
                 Revenue Refunding
                 Bonds, 5.45% (FGIC
                 INS)/(Original Issue
                 Yield: 5.60%),
                 12/1/2009                AAA          257,973
     500,000    East Baton Rouge
                 Parish, LA, City
                 Sales & Use Tax
                 Revenue Bonds
                 (Series ST), 6.50%
                 (AMBAC INS)/ (United
                 States Treasury
                 PRF)/ (Original
                 Issue Yield: 6.80%),
                 2/1/2013                 AAA          536,655
   1,500,000    East Baton Rouge
                 Parish, LA,
                 Refunding Revenue
                 Bonds, 5.40% (FGIC
                 INS)/(Original Issue
                 Yield: 5.85%),
                 2/1/2018                 AAA        1,495,155
   1,250,000    East Baton Rouge
                 Parish, LA, Sales &
                 Use Tax Revenue
                 Bonds (Series ST),
                 5.90% (FGIC INS),
                 2/1/2017                 AAA        1,302,713

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND (continued)

                LONG-TERM MUNICIPALS-
                continued
                LOUISIANA-CONTINUED
                East Baton Rouge
                 Parish, LA, Sales &
  ----------     Use Tax Revenue
  PRINCIPAL      Bonds (Series ST-A),
    AMOUNT       4.80% (FGIC INS)/
  $              (Original Issue        CREDIT
                 Yield: 5.15%),        RATING(D)  $  VALUE
     930,000     2/1/2011                 AAA          886,904
     500,000    East Baton Rouge
                 Parish, LA, Sales
                 and Use Tax Revenue
                 Bonds (Series ST),
                 5.20% (FSA INS)/
                 (Original Issue
                 Yield: 5.65%),
                 2/1/2017                 AAA          483,950
      25,000    East Baton Rouge, LA
                 Mortgage Finance
                 Authority, Revenue
                 Bonds (Series C),
                 7.90% (GNMA COL)/
                 (Original Issue
                 Yield: 7.90%),
                 2/1/2002                 Aaa           26,016
     225,000    East Baton Rouge, LA
                 Mortgage Finance
                 Authority, Revenue
                 Bonds, 7.625% (GNMA
                 Collateralized Home
                 Mortgage Program
                 COL), 8/1/2008           Aaa          236,151
     300,000    East Baton Rouge, LA
                 Mortgage Finance
                 Authority, Revenue
                 Refunding Bonds,
                 4.80% (GNMA
                 Collateralized Home
                 Mortgage Program
                 COL), 10/1/2004          Aaa          300,291

  ----------
  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(D)     VALUE
  $  550,000    East Baton Rouge, LA
                 Mortgage Finance
                 Authority, SFM
                 Purchasing Revenue
                 Bonds (Series B),
                 5.40% (FNMA COL),
                 10/1/2025                Aaa     $    535,249
   1,680,000    East Baton Rouge, LA
                 Mortgage Finance
                 Authority, SFM
                 Revenue Refunding
                 Bonds (Series B),
                 7.40% (GNMA COL),
                 8/1/2012                 Aaa        1,771,543
     680,000    East Baton Rouge, LA
                 Mortgage Finance
                 Authority, SFM
                 Revenue Refunding
                 Bonds (Series C),
                 7.00%, 4/1/2032          Aaa          713,123
     255,000    East Feliciana
                 Parish, LA School
                 Board, Sales & Use
                 Tax Revenue Bonds,
                 6.50% (MBIA INS),
                 10/1/2002                AAA          268,625
   1,000,000    Ernest N. Morial-New
                 Orleans, LA Exhibit
                 Hall Authority,
                 Special Tax
                 Refunding Bonds
                 (Series C), 5.50%
                 (MBIA INS)/(Original
                 Issue Yield: 5.58%),
                 7/15/2018                AAA          999,930
   1,200,000    Ernest N. Morial-New
                 Orleans, LA Exhibit
                 Hall Authority,
                 Special Tax
                 Refunding Bonds
                 (series C), 5.60%
                 (MBIA INS)/
                 (Original Issue
                 Yield: 5.65%),
                 7/15/2025                AAA        1,210,788

(See Notes to Portfolios of Investments)


LOUISIANA MUNICIPAL INCOME FUND (continued)

                LONG-TERM MUNICIPALS-
                continued
                LOUISIANA-CONTINUED
                Greater New Orleans
                 Expressway
                 Commission, LA,
                 Revenue Refunding
  ----------     Bonds, 6.00%
  PRINCIPAL      (Louisiana
    AMOUNT       Expresssway)/ (MBIA
  $              INS)/ (Original        CREDIT
                 Issue Yield: 6.55%),  RATING(D)  $  VALUE
   1,450,000     11/1/2016                AAA        1,522,123
   1,000,000    Houma, LA, Utilities
                 Revenue Refunding
                 Bonds, 6.25% (FGIC
                 INS)/(Original Issue
                 Yield: 6.40%),
                 1/1/2012                 AAA        1,072,800
     645,000    Houma, LA, Utility
                 Revenue Refunding
                 Bonds, 5.80% (FGIC
                 INS)/(Original Issue
                 Yield: 5.90%),
                 1/1/2003                 AAA          683,416
     300,000     Iberia Parish, LA Parishwide School District, GO UT Refunding
                 Bonds, 3.95% (MBIA INS),
                 4/1/1998                 AAA          300,306
   1,000,000    Jefferson Parish LA
                 Hospital Service
                 District No. 2,
                 Hospital Revenue
                 Bonds, 5.50% (MBIA
                 INS)/ (Original
                 Issue Yield:
                 5.924%), 7/1/2008        AAA        1,035,960
   1,000,000    Jefferson Parish LA
                 Hospital Service
                 District No. 2,
                 Refunding Revenue
                 Bonds, 5.75% (MBIA
                 INS)/ (Original
                 Issue Yield: 6.05%),
                 7/1/2016                 AAA        1,016,300

  ----------
  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(D)     VALUE
  $2,000,000    Jefferson Parish, LA
                 Home Mortgage
                 Authority, Refunding
                 Revenue Bond (Series
                 A), 6.15% (FNMA and
                 GNMA COLs), 6/1/2028     AAA     $  2,049,060
     500,000    Jefferson Parish, LA
                 Home Mortgage
                 Authority, Revenue
                 Bonds, 5.85% (Fannie
                 Mae and GNMA LOCs),
                 12/1/2028                AAA          500,000
     500,000    Jefferson Parish, LA
                 School Board,
                 Revenue Bonds, 5.00%
                 (AMBAC INS),
                 2/1/2008                 AAA          501,995
   1,000,000    Jefferson Parish, LA,
                 Drain Sales Tax
                 Revenue Bond, 6.50%
                 (AMBAC
                 INS)/(Original Issue
                 Yield: 6.753%),
                 11/1/2011                AAA        1,072,480
     180,000    Jefferson, LA Housing
                 Development Corp.,
                 Multifamily Revenue
                 Refunding Bonds
                 (Series A), 7.375%
                 (Concordia
                 Project)/(FNMA
                 COL)/(Original Issue
                 Yield: 7.544%),
                 8/1/2005                 AAA          193,865
     115,000    Jefferson Parish, LA,
                 GO Refunding Bonds,
                 7.70% (FGIC INS),
                 9/1/2002                 AAA          115,355
   1,000,000    Lafayette Parish, LA
                 School Board, Sales
                 Tax Revenue Bonds,
                 4.875% (FGIC INS)/
                 (Original Issue
                 Yield: 5.15%),
                 4/1/2012                 AAA          956,170

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND (continued)

                LONG-TERM MUNICIPALS-
                continued
  ----------    LOUISIANA-CONTINUED
  PRINCIPAL     Lafayette, LA Public
    AMOUNT       Power Authority,
  $              Refunding Revenue      CREDIT
                 Bonds, 5.50% (AMBAC   RATING(D)  $  VALUE
     500,000     INS), 11/1/2010          AAA          509,380
     500,000    Lafayette, LA Public
                 Power Authority,
                 Refunding Revenue
                 Bonds, 5.50% (AMBAC
                 INS), 11/1/2011          AAA          508,055
     260,000    Lafayette, LA Public
                 Power Authority,
                 Refunding Revenue
                 Bonds, 5.50% (AMBAC
                 INS), 11/1/2012          AAA          263,505
      50,000    Lafayette, LA Public
                 Power Authority,
                 Revenue Refunding
                 Bonds, 5.25% (AMBAC
                 INS)/ (Original
                 Issue Yield: 5.35%),
                 11/1/2009                AAA           50,659
     150,000    Lafayette, LA Public
                 Power Authority,
                 Revenue Refunding
                 Bonds, 5.40% (AMBAC
                 INS)/ (Original
                 Issue Yield: 5.55%),
                 11/1/2008                AAA          153,558
     150,000    Lafayette, LA Public
                 Power Authority,
                 Revenue Refunding
                 Bonds, 5.50% (AMBAC
                 INS)/ (Original
                 Issue Yield: 5.65%),
                 11/1/2009                AAA          153,609
     250,000    Lafayette, LA, Public
                 Improvement Sales
                 Tax Revenue Bonds,
                 5.50% (FGIC INS)/
                 (Original Issue
                 Yield: 5.60%),
                 3/1/2009                 AAA          257,113

  ----------
  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(D)     VALUE
  $1,650,000    Louisiana HFA,
                 Multifamily Housing
                 Revenue Refunding
                 Bonds (Series A),
                 6.10% (Woodward
                 Wright Apartments
                 Project)/(GNMA COL),
                 12/20/2018               Aaa     $  1,693,032
     350,000    Louisiana HFA,
                 Multifamily Housing
                 Revenue Refunding
                 Bonds, 5.85%
                 (Woodward Wright
                 Apartments
                 Project)/(GNMA COL),
                 12/20/2008               Aaa          360,637
   1,000,000    Louisiana HFA,
                 Multifamily Housing
                 Revenue Refunding
                 Bonds, 6.20%
                 (Woodward Wright
                 Apartments
                 Project)/(GNMA COL),
                 6/20/2028                Aaa        1,025,970
   1,000,000    Louisiana HFA,
                 Revenue Bond, 7.10%
                 (Villa Maria
                 Retirement
                 Center)/(GNMA COL),
                 1/20/2035                AAA        1,063,480
     575,000    Louisiana HFA, SFM
                 Revenue Bonds
                 (Series A-2), 6.55%,
                 12/1/2026                Aaa          602,790
     145,000    Louisiana Health Care
                 Authority,
                 Certificate
                 Participation Bonds,
                 5.95% (Lallie Kemp
                 Regional Medical
                 Center)/(Societe
                 Generale, New York
                 INV)/(Original Issue
                 Yield: 6.00%),
                 12/1/1999                AAA          145,626
     500,000    Louisiana PFA,
                 Hospital Revenue
                 Bonds, 5.70%
                 (Woman's Hospital
                 Foundation)/(FGIC
                 INS)/(Original Issue
                 Yield: 5.80%),
                 10/1/2008                AAA          526,410

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND (continued)

                LONG-TERM MUNICIPALS-
                continued
                LOUISIANA-CONTINUED
                Louisiana PFA,
                 Hospital Revenue
                 Crossover Refunding
                 Bonds (Series C),
  ----------     6.30% (Our Lady of
  PRINCIPAL      Lake Regional)/
    AMOUNT       (MBIA INS)/
  $              (Original Issue        CREDIT
                 Yield: 6.375%),       RATING(D)  $  VALUE
     995,000     12/1/2016                AAA        1,074,411
     500,000    Louisiana PFA,
                 Hospital Revenue
                 Refunding Bonds,
                 6.40% (Lafayette
                 General Medical
                 Center Project)/
                 (FSA INS)/(Original
                 Issue Yield: 6.53%),
                 10/1/2012                AAA          544,995
   2,045,000    Louisiana PFA,
                 Multifamily Housing
                 Revenue Bonds
                 (Series A), 7.50%
                 (Federal Home Loan
                 Mortgage Corp. COL),
                 6/1/2021                 AAA        2,203,549
   2,000,000    Louisiana PFA,
                 Refunding Revenue Bonds, 5.75% (Alton Ochsner Medical
                 Foundation)/ (MBIA INS)/ (Original Issue Yield:
                 6.636%), 5/15/2011       AAA        2,056,180
     750,000    Louisiana PFA,
                 Revenue Bond, 6.00%
                 (General Health,
                 Inc.)/ (MBIA INS)/
                 (Original Issue
                 Yield: 6.15%),
                 11/1/2012                AAA          783,653

  ----------
  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(D)     VALUE
  $  500,000    Louisiana PFA,
                 Revenue Bonds,
                 5.875% (Our Lady of
                 Lourdes Regional
                 Medical Center)/
                 (MBIA INS)/
                 (Original Issue
                 Yield: 5.95%),
                 2/1/2002                 AAA     $    526,655
     425,000    Louisiana PFA,
                 Revenue Bonds, 6.00%
                 (Our Lady of Lourdes
                 Regional Medical
                 Center)/ (MBIA INS)/
                 (Original Issue
                 Yield: 6.05%),
                 2/1/2003                 AAA          452,621
   1,890,000    Louisiana PFA,
                 Revenue Refunding
                 Bonds (Series A),
                 6.75% (Bethany Home
                 Project)/ (FHA LOC),
                 8/1/2025                 AAA        1,977,242
     350,000    Louisiana PFA,
                 Revenue Refunding
                 Bonds (Series B),
                 6.50% (Alton Ochsner
                 Medical Foundation)/
                 (MBIA INS)/
                 (Original Issue
                 Yield: 6.743%),
                 5/15/2022                AAA          381,941
      50,000    Louisiana PFA,
                 Revenue Refunding
                 Bonds, 4.25%
                 (Jefferson Parish
                 Eastbank)/(FGIC
                 INS)/(Original Issue
                 Yield: 4.40%),
                 8/1/2000                 AAA           49,999
   1,000,000    Louisiana PFA,
                 Revenue Refunding
                 Bonds, 5.45% (AMBAC
                 INS)/ (Original
                 Issue Yield: 5.45%),
                 2/1/2013                 Aaa        1,006,500

(See Notes to Portfolios of Investments)


exit

LOUISIANA MUNICIPAL INCOME FUND (continued)

                LONG-TERM MUNICIPALS-
                continued
                LOUISIANA-CONTINUED
                Louisiana PFA,
                 Revenue Refunding
                 Bonds, 5.60%
  ----------     (Lafayette General
  PRINCIPAL      Medical Center
    AMOUNT       Project)/(FSA INS)/
  $              (Original Issue        CREDIT
                 Yield: 5.70%),        RATING(D)  $  VALUE
     700,000     10/1/2000                AAA          725,823
   1,000,000    Louisiana PFA,
                 Revenue Refunding
                 Bonds, 6.20%
                 (Guaranteed Student
                 Loans GTD), 3/1/2001     Aaa        1,038,310
     750,000    Louisiana PFA,
                 Revenue Refunding
                 Bonds, 7.70%
                 (Jefferson Parish
                 Eastbank)/(FGIC
                 INS)/(Original Issue
                 Yield: 7.747%),
                 8/1/2010                 AAA          803,003
     300,000    Louisiana PFA,
                 Special Insurance
                 Assessment Revenue
                 Refunding Bonds,
                 4.60% (FSA
                 LOC)/(Original Issue
                 Yield: 4.70%),
                 10/1/2002                AAA          301,746
     500,000    Louisiana PFA,
                 Student Loan
                 Refunding Revenue
                 Bonds (Series A-2),
                 6.75% (Student Loans
                 GTD), 9/1/2006           AAA          527,615
     670,000    Louisiana PFA,
                 Student Opportunity
                 Loans Revenue Bonds
                 (Series A), 6.80%
                 (FSA INS), 1/1/2006      AAA          711,868

  ----------
  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(D)     VALUE
  $  670,000    Louisiana PFA,
                 Student Opportunity
                 Loans Revenue Bonds
                 (Series A), 6.85%
                 (FSA COL), 1/1/2009      AAA     $    711,011
     500,000    Louisiana Stadium and
                 Expo District, Hotel
                 Occupancy Tax and
                 Stadium Revenue
                 Refunding Bonds
                 (Series A), 6.00%
                 (FGIC INS), 7/1/2016     AAA          526,570
   2,155,000    Louisiana Stadium and
                 Expo District, Hotel
                 Occupancy Tax and
                 Revenue Refunding
                 Bonds (Series A),
                 6.00% (FGIC INS)/
                 (Original Issue
                 Yield: 6.10%),
                 7/1/2024                 AAA        2,255,531
   3,500,000    Louisiana Stadium and
                 Expo District,
                 Revenue Bonds, 5.75%
                 (FGIC INS)/
                 (Original Issue
                 Yield: 5.85%),
                 7/1/2026                 AAA        3,576,160
     550,000    Louisiana State
                 Energy & Power
                 Authority, Revenue
                 Refunding Bonds,
                 6.00% (Rodemacher
                 Unit No. 2 Project)/
                 (FGIC INS)/
                 (Original Issue
                 Yield: 6.962%),
                 1/1/2013                 AAA          561,259
     300,000    Louisiana State
                 Recovery District,
                 Revenue Refunding
                 Bonds, 5.50% (MBIA
                 INS)/ (Original
                 Issue Yield: 5.60%),
                 7/1/1998                 AAA          304,182

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND (continued)

                LONG-TERM MUNICIPALS-
                continued
                LOUISIANA-CONTINUED
                Louisiana State
                 University and
                 Agricultural and
  ----------     Mechanical College,
  PRINCIPAL      Revenue Bonds, 5.50%
    AMOUNT       (MBIA INS)/
  $              (Original Issue        CREDIT
                 Yield: 5.80%),        RATING(D)  $  VALUE
   5,000,000     7/1/2026                 AAA        4,985,250
   1,565,000    Louisiana State
                 University and
                 Agricultural and
                 Mechanical College,
                 Revenue Bonds, 5.75%
                 (FGIC INS)/
                 (Original Issue
                 Yield: 6.043%),
                 7/1/2014                 AAA        1,606,285
      20,000    Louisiana State, GO
                 UT Bond (Series A),
                 6.25% (Original
                 Issue Yield: 6.50%),
                 8/1/1999                 AAA           20,433
      30,000    Louisiana State, GO
                 UT Bonds (Series A),
                 6.25% (Original
                 Issue Yield: 6.50%),
                 8/1/1999                 AAA           31,211
     220,000    Louisiana State, GO
                 UT Refunding Bonds,
                 5.375% (MBIA INS)/
                 (Original Issue
                 Yield: 5.50%),
                 8/1/2005                 AAA          229,720
     500,000    Louisiana State, GO
                 UT Refunding Bonds,
                 6.70% (MBIA INS)/
                 (Original Issue
                 Yield: 6.80%),
                 8/1/1998                 AAA          511,115
      25,000    Louisiana State, GO
                 UT, 4.60% (MBIA
                 INS)/(Original Issue
                 Yield: 4.70%),
                 8/1/1998                 AAA           25,172

  ----------
  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(D)     VALUE
  $  775,000    Louisiana State, GO
                 UT, 5.125% (FGIC
                 INS)/(Original Issue
                 Yield: 5.30%),
                 4/15/2009                AAA     $    781,378
     250,000    Louisiana State, GO
                 UT, 6.30% (MBIA
                 INS)/(Original Issue
                 Yield: 6.35%),
                 5/1/2004                 AAA          271,488
   2,000,000    Louisiana State, Gas
                 & Fuels Tax Revenue
                 Bonds (Series A),
                 7.25% (Original
                 Issue Yield: 7.45%),
                 11/15/2004               A-         2,150,820
     400,000    Louisiana State, Gas
                 and Fuel Tax Revenue
                 Bonds (Series A),
                 7.25% (FGIC INS)/
                 (Original Issue
                 Yield: 7.45%),
                 11/15/2004               AAA          431,704
     500,000    Mississippi River
                 Bridge Authority,
                 LA, Revenue Bonds,
                 6.00% (Original
                 Issue Yield: 6.05%),
                 11/1/1999                A-           518,990
     250,000    Monroe, LA School
                 District, Special
                 School District, GO
                 UT Bonds, 5.35%
                 (FGIC INS)/
                 (Original Issue
                 Yield: 5.75%),
                 3/1/2009                 AAA          255,105
     525,000    Monroe-Brentwood, LA
                 Housing Development
                 Corp., Multifamily
                 Housing Mortgage
                 Revenue Refunding
                 Bonds, 6.50% (FNMA
                 COL), 2/1/2010           Aaa          541,217

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND (continued)

                LONG-TERM MUNICIPALS-
                continued
                LOUISIANA-CONTINUED
                Monroe-Brentwood, LA
  ----------     Housing Development
  PRINCIPAL      Corp., Multifamily
    AMOUNT       Housing Mortgage
  $              Revenue Refunding      CREDIT
                 Bonds, 6.70% (FNMA    RATING(D)  $  VALUE
   1,020,000     COL), 8/1/2021           Aaa        1,044,919
   2,000,000    New Orleans, LA
                 Audubon Park, GO LT
                 Bonds, 6.00% (FGIC
                 INS)/ (Original
                 Issue Yield: 6.25%),
                 10/1/2013                AAA        2,096,380
   1,250,000    New Orleans, LA Home
                 Mortgage Authority,
                 SFM Revenue Bonds
                 (Series A), 6.65%
                 (GNMA COL), 9/1/2008     Aaa        1,319,350
     100,000    New Orleans, LA Home
                 Mortgage Authority,
                 Single Family
                 Mortgage Revenue
                 Bonds, 5.35% (FNMA
                 and GNMA COLs),
                 12/1/2020                Aaa          100,791
   1,000,000    New Orleans, LA Home
                 Mortgage Authority,
                 Special Obligation
                 Revenue Bonds, 6.25%
                 (United States
                 Treasury COL)/
                 (Original Issue
                 Yield: 6.517%),
                 1/15/2011                AAA        1,094,170
     265,000    New Orleans, LA
                 Housing Development
                 Corp., Multifamily
                 Housing Refunding
                 Revenue Bonds,
                 7.375% (FNMA
                 COL)/(Original Issue
                 Yield: 7.544%),
                 8/1/2005                 AAA          286,757

  ----------
  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(D)     VALUE
  $  930,000    New Orleans, LA
                 Housing Develop-ment
                 Corp., Multifamily
                 Housing Revenue
                 Bonds, 7.375%
                 (Southwood Patio)/
                 (FNMA COL)/
                 (Original Issue
                 Yield: 7.544%),
                 8/1/2005                 AAA     $  1,002,624
   1,900,000    New Orleans, LA, GO
                 Refunding Bond,
                 6.20% (AMBAC INS)/
                 (Original Issue
                 Yield: 6.30%),
                 10/1/2021                AAA        2,047,041
   4,750,000    New Orleans, LA, GO
                 UT Capital
                 Appreciation Bonds
                 (AMBAC INS)/
                 (Original Issue
                 Yield: 7.10%),
                 9/1/2013                 AAA        2,018,180
   2,000,000    New Orleans, LA, GO
                 UT Capital
                 Appreciation Revenue
                 Bonds (AMBAC INS)/
                 (Original Issue
                 Yield: 7.15%),
                 9/1/2016                 AAA          709,220
     825,000    New Orleans, LA, GO
                 UT Refunding Bonds,
                 5.20% (AMBAC INS)/
                 (Original Issue
                 Yield: 5.30%),
                 10/1/2004                AAA          849,593

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND (continued)

                LONG-TERM MUNICIPALS-
                continued
                LOUISIANA-CONTINUED
  ----------    New Orleans, LA, GO
  PRINCIPAL      UT Refunding Bonds,
    AMOUNT       5.875% (AMBAC INS)/
  $              (Original Issue        CREDIT
                 Yield: 6.00%),        RATING(D)  $  VALUE
     980,000     10/1/2011                AAA        1,033,910
       6,000    New Orleans, LA, GO
                 UT Refunding Bonds,
                 7.30% (AMBAC INS)/
                 (Original Issue
                 Yield: 7.35%),
                 12/1/2001                AAA            6,686
   2,000,000    New Orleans, LA, GO
                 UT, 7.70% (BIG and
                 FSA INSs), 10/1/1998     AAA        2,077,140
     500,000    Orleans Parish, LA
                 Law Enforcement
                 District, GO UT
                 Bonds, 7.10% (AMBAC
                 INS)/ (Original
                 Issue Yield: 7.25%),
                 5/1/2010                 AAA          533,385
     750,000    Orleans Parish, LA
                 School Board,
                 Revenue Refunding
                 Bonds, 6.00% (MBIA
                 INS), 12/1/2006          AAA          819,488
   1,000,000     Orleans, LA Levee District, Refunding Revenue Bonds (Series A),
                 5.95% (FSA INS)/(Original Issue Yield:
                 6.039%), 11/1/2014       AAA        1,053,610

  ----------
  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(D)     VALUE
  $1,500,000    Ouachita Parish, LA
                 West Ouachita Parish
                 School District,
                 Series A GO UT
                 Refunding Bonds,
                 6.20% (FSA INS),
                 3/1/2000                 AAA     $  1,569,915
     300,000    Plaquemines Parish
                 LA, GO UT Refunding
                 Bonds, 6.50% (AMBAC
                 INS)/(Original Issue
                 Yield: 6.65%),
                 8/1/2008                 AAA          325,587
      25,000    Regional
                 Transportation
                 Authority, Sales Tax
                 Revenue Bonds, 5.70%
                 (FGIC INS),
                 12/1/1997                AAA           25,119
   1,000,000    Regional
                 Transportation
                 Authority, Sales Tax
                 Revenue Bonds, 6.50%
                 (FGIC INS)/
                 (Original Issue
                 Yield: 6.673%),
                 12/1/2008                AAA        1,090,290
     750,000     Shreveport, LA, Water & Sewer, Revenue Bonds (Series A), 5.95%
                 (FGIC LOC),
                 12/1/2014                AAA          784,793
   1,485,000    St. Charles Parish,
                 LA Consolidated
                 Waterworks and
                 Wastewater District
                 No. 1, Utility
                 Revenue Refunding
                 Bonds, 7.15% (MBIA
                 INS), 7/1/2016           AAA        1,643,346

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND (continued)

                LONG-TERM MUNICIPALS-
                continued
                LOUISIANA-CONTINUED
                St. Charles Parish,
                 LA Public
  ----------     Improvement, UT GO
  PRINCIPAL      Refunding Bonds
    AMOUNT       (Series ST-96),
  $              5.25% (Original        CREDIT
                 Issue Yield: 5.45%),  RATING(D)  $  VALUE
   1,000,000     12/1/2009                AAA        1,018,180
     500,000    St. Charles Parish,
                 LA, Environmental
                 Improvement Revenue
                 Bonds, 5.95% (LA
                 Power & Light
                 Company)/ (FSA
                 INS)/(Original Issue
                 Yield: 5.986%),
                 12/1/2023                AAA          509,075
   1,000,000    St. Charles Parish,
                 LA, Solid Waste
                 Disposal Revenue
                 Bonds, 7.00% (LA
                 Power & Light
                 Company)/ (AMBAC
                 INS)/ (Original
                 Issue Yield: 7.04%),
                 12/1/2022                AAA        1,103,630
     350,000    St. Landry Parish, LA
                 Consolidated School
                 District No. 1, GO
                 UT Bonds, 6.10%
                 (MBIA INS)/
                 (Original Issue
                 Yield: 6.60%),
                 5/1/2008                 AAA          364,766

  ----------
  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(D)     VALUE
  $  400,000    St. Tammany Parish,
                 LA Hospital Service
                 District No. 2,
                 Hospital Revenue
                 Refunding Bonds,
                 6.125% (Connie Lee
                 INS)/(Original Issue
                 Yield: 6.315%),
                 10/1/2011                AAA     $    425,463
   1,000,000    St. Tammany Parish,
                 LA Hospital Service
                 District No. 2,
                 Revenue Bonds, 6.25%
                 (Connie Lee LOC)/
                 (Original Issue
                 Yield: 6.40%),
                 10/1/2014                AAA        1,076,670
     500,000    St. Tammany Parish,
                 LA Wide School
                 District No. 12, GO
                 UT Bonds, 5.375%
                 (FSA INS), 3/1/2013      AAA          502,880
     500,000    State Colleges &
                 Universities, LA,
                 Revenue Bonds, 5.65%
                 (University of
                 Southwestern, LA)/
                 (MBIA INS), 9/1/2026     AAA          508,284
      25,000    Tangipahoa Parish, LA
                 Hospital Service
                 District No. 1,
                 Revenue Refunding
                 Bonds, 6.90% (AMBAC
                 INS)/ (United States
                 PRF), 2/1/1998
                 (@100)                   AAA           25,325
     130,000    Terrebonne Parish LA
                 Hospital Service
                 District No.1, No.
                 1, Refunding Revenue
                 Bonds, 7.50%
                 (Terrebonne General
                 Medical Center)/
                 (BIG INS)/(Original
                 Issue Yield:
                 7.649%), 4/1/2008        AAA          135,030

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND (continued)

                LONG-TERM MUNICIPALS-
                continued
                LOUISIANA-CONTINUED
                Terrebonne Parish LA
                 Hospital Service
                 District No. 1,
                 Revenue Refunding
  ----------     Bonds, 7.50%
  PRINCIPAL      (Terrebonne General
    AMOUNT       Medical Center)/
  $              (BIG LOC)/ (Original   CREDIT
                 Issue Yield:          RATING(D)  $  VALUE
   1,225,000     7.745%), 4/1/2015        AAA        1,272,407
     170,000    Terrebonne Parish LA
                 Hospital Service
                 District No. 1,
                 Service District No.
                 1, Hospital Revenue
                 Refunding Bonds,
                 7.40% (Terrebonne
                 General Medical
                 Center)/ (BIG
                 INS)/(Original Issue
                 Yield: 7.50%),
                 4/1/2003                 AAA          176,480
                                                  ------------
                Total                               96,783,754
                                                  ------------
                MISSISSIPPI--0.5%
     470,000    Jones County, MS,
                 Revenue Bonds, 6.80%
                 (South Central
                 Regional Medical
                 Center)/ (MBIA INS),
                 8/1/1998                 AAA          482,351
                                                  ------------
                PUERTO RICO--0.6%
     600,000    Puerto Rico Municipal
                 Finance Agency,
                 Revenue Bonds
                 (Series A), 6.00%
                 (FSA INS)/ (Original
                 Issue Yield: 6.30%),
                 7/1/2014                 AAA          633,185
                                                  ------------

  ----------
  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(D)     VALUE
                TEXAS--0.3%
  $   10,000    Austin, TX, Electric
                 Waterworks & Sewer
                 System Revenue
                 Bonds, 6.60%,
                 10/1/2001                AAA     $     10,202
      50,000    Gulf Coast, TX Water
                 Authority, Revenue
                 Refunding Bonds,
                 6.40% (AMBAC INS),
                 7/10/2003                AAA           53,924
     100,000    Texas Municipal Power
                 Agency, Revenue
                 Refunding Bonds,
                 5.60% (MBIA INS)/
                 (Original Issue
                 Yield: 5.80%),
                 9/1/2001                 AAA          104,624
     100,000    Texas Municipal Power
                 Agency, Revenue
                 Refunding Bonds,
                 5.75% (MBIA INS)/
                 (Original Issue
                 Yield: 5.90%),
                 9/1/2002                 AAA          105,960
                                                  ------------
                Total                                  274,710
                                                  ------------
                TOTAL LONG-TERM
                 MUNICIPALS
                 (IDENTIFIED COST
                 $95,146,334)                       99,848,189
                                                  ------------
                MUTUAL FUND-- 0.7%
     670,251    Dreyfus Tax Exempt
                 Cash Management (at
                 net asset value)                      670,251
                                                  ------------
                TOTAL INVESTMENTS
                 (IDENTIFIED COST
                 $95,816,585)                     $100,518,440
                                                   ===========

(See Notes to Portfolios of Investments)

TOTAL RETURN BOND FUND

  -----------
   PRINCIPAL
    AMOUNT                                         VALUE

                   CORPORATE BONDS/ ASSET
                    BACKED SECURITIES--24.7%
                   Automotive--1.5%
  $ 1,000,000      Ford Capital BV, Debenture,
                    10.125%, 11/15/2000         $ 1,103,570
                                                -----------
                   Banking--2.1%
    1,500,000      Swiss Bank Corp. New York,
                    Subordinated Note, 7.25%,
                    9/1/2006                      1,534,812
                                                -----------
                   Consumer Durables--2.9%
    2,000,000      Ford Motor Co., Note,
                    7.25%, 10/1/2008              2,044,620
                                                -----------
                   Finance-Insurance--2.8%
    2,000,000      Old Republic International
                    Corp., Debenture, 7.00%,
                    6/15/2007                     2,010,820
                                                -----------
                   Finance-Retail--12.3%
    1,250,000      American Express Co., Sr.
                    Unsubordinated, 6.75%,
                    6/23/2004                     1,251,850
      750,000      American General Finance
                    Corp., Note, 8.00%,
                    2/15/2000                       776,880
    1,000,000      BankAmerica Corp.,
                    Subordinated Note, 7.50%,
                    10/15/2002                    1,035,740
      683,981      CIT Group Securitization
                    Corp. 1993-1, Class A2,
                    5.75%, 6/15/2018                681,258
    3,000,000      Dayton-Hudson Corp., Note,
                    7.50%, 7/15/2006              3,089,220
    1,000,000      Discover Card Trust 1993-A,
                    Class A, 6.25%, 8/16/2000     1,002,060
    1,000,000      Signet Credit Card Master
                    Trust 1993-1, Class A,
                    5.20%, 2/15/2002                994,340
                                                -----------
                   Total                          8,831,348
                                                -----------
                   Utilities--3.1%
    2,000,000      K N Energy, Inc.,
                    Debenture, 9.625%,
                    8/1/2021                      2,236,320
                                                -----------
                   TOTAL CORPORATE
                    BONDS/ASSET-BACKED
                    SECURITIES (IDENTIFIED
                    COST $17,566,664)            17,761,490
                                                -----------
  -----------
   PRINCIPAL
    AMOUNT                                         VALUE
                   GOVERNMENT AGENCIES-- 18.7%
                   Federal Home Loan Bank--
                    0.8%
  $   550,000      7.01%, 6/14/2006             $   567,429
                                                -----------
                   Federal Home Loan Mortgage
                    Corp. 30-Year Gold--1.4%
    1,000,000      Series 1024, 9.00%,
                    11/15/2005                    1,026,400
                                                -----------
                   (e) Federal National
                    Mortgage Association
                    30-Year Seasoned--0.1%
        9,980      Pool 1804, 11.00%, 4/1/2011       10,910
        7,725      Pool 34138, 11.00%,
                    4/1/2010                          8,541
        4,639      Pool 76204, 11.00%,
                    6/1/2019                          5,215
       14,486      Pool 85131, 11.00%,
                    5/1/2017                         16,287
                                                -----------
                   Total                             40,953
                                                -----------
                   (e) Government National
                    Mortgage Association
                    15-Year--1.3%
      886,363      Pool 420153, 7.00%,
                    9/15/2010                       896,060
                                                -----------
                   (e) Government National
                    Mortgage Association
                    30-Year--15.1%
      424,757      Pool 345031, 7.00%,
                    10/15/2023                      421,308
      464,073      Pool 345090, 7.00%,
                    11/15/2023                      460,305
      234,063      Pool 360772, 7.00%,
                    2/15/2024                       232,162
      543,547      Pool 382074, 7.00%,
                    9/15/2025                       537,775
      170,685      Pool 404653, 7.00%,
                    9/15/2025                       168,872
      491,539      Pool 408884, 7.00%,
                    9/15/2025                       486,319
      735,183      Pool 410108, 7.00%,
                    9/15/2025                       727,375
      304,776      Pool 410786, 7.00%,
                    9/15/2025                       301,539
      477,725      Pool 415865, 7.00%,
                    9/15/2025                       472,652
    1,238,687      Pool 418781, 7.00%,
                    9/15/2025                     1,225,532

(See Notes to Portfolios of Investments)

TOTAL RETURN BOND FUND (continued)

                   GOVERNMENT AGENCIES-
                   continued
  -----------      Government National
   PRINCIPAL        Mortgage Association 30-
    AMOUNT          Year-continued
  $                Pool 420157, 7.00%,          $  VALUE
    1,420,342       10/15/2025                    1,405,258
      496,539      Pool 302101, 7.00%,
                    6/15/2024                       492,195
    1,040,589      Pool 415427, 7.50%,
                    8/15/2025                     1,051,317
      176,624      Pool 168511, 8.00%,
                    7/15/2016                       184,406
      162,809      Pool 174673, 8.00%,
                    8/15/2016                       169,983
       64,981      Pool 177145, 8.00%,
                    1/15/2017                        67,844
      111,333      Pool 212660, 8.00%,
                    4/15/2017                       116,238
      148,838      Pool 212047, 8.00%,
                    5/15/2017                       155,396
      140,546      Pool 217533, 8.00%,
                    5/15/2017                       146,739
      197,706      Pool 216950, 8.00%,
                    6/15/2017                       206,356
       10,078      Pool 188080, 8.00%,
                    9/15/2018                        10,500
      212,095      Pool 302697, 8.00%,
                    4/15/2021                       219,649
      128,074      Pool 227430, 9.00%,
                    8/15/2019                       137,600
       84,991      Pool 279629, 9.00%,
                    10/15/2019                       91,312
       66,482      Pool 283261, 9.00%,
                    11/15/2019                       71,427
      158,126      Pool 287853, 9.00%,
                    4/15/2020                       169,788
       32,570      Pool 288967, 9.00%,
                    4/15/2020                        34,993
      100,476      Pool 289082, 9.00%,
                    4/15/2020                       107,950
      116,951      Pool 288994, 9.00%,
                    5/15/2020                       125,576
       71,335      Pool 291100, 9.00%,
                    5/15/2020                        76,641
      143,132      Pool 147875, 10.00%,
                    3/15/2016                       157,222
       86,245      Pool 253449, 10.00%,
                    10/15/2018                       94,707

  -----------
   PRINCIPAL
    AMOUNT                                         VALUE
  $   162,648      Pool 278300, 10.00%,
                    7/15/2019                   $   178,557
       89,659      Pool 279619, 10.00%,
                    9/15/2019                        98,429
       35,609      Pool 288052, 10.00%,
                    7/15/2020                        39,092
       59,017      Pool 288570, 10.00%,
                    8/15/2020                        64,771
       43,543      Pool 225725, 10.00%,
                    9/15/2020                        47,802
       99,830      Pool 292364, 10.00%,
                    9/15/2020                       109,594
       15,256      Pool 296315, 10.00%,
                    9/15/2020                        16,743
                                                -----------
                   Total                         10,881,924
                                                -----------
                   TOTAL GOVERNMENT AGENCIES
                    (IDENTIFIED COST
                    $13,379,406)                 13,412,766
                                                -----------
                   TREASURY SECURITIES--46.8%
                   U.S.Treasury Bonds--32.9%
   11,500,000      7.50%, 5/15/2002              12,095,470
    3,800,000      11.25%, 2/15/2015              5,606,558
    4,000,000      12.50%, 8/15/2014              5,936,280
                                                -----------
                   Total                         23,638,308
                                                -----------
                   U.S. Treasury Notes--13.9%
      200,000      5.125%, 4/30/1998                199,425
      500,000      7.00%, 7/15/2006                 519,750
    6,000,000      7.125%, 2/29/2000              6,148,980
    3,000,000      7.875%, 11/15/1999             3,113,820
                                                -----------
                   Total                          9,981,975
                                                -----------
                   TOTAL TREASURY SECURITIES
                    (IDENTIFIED COST
                    $33,414,953)                 33,620,283
                                                -----------
                   (b)REPURCHASE
                    AGREEMENT--8.7%
    6,253,000      State Street Bank and Trust
                    Co., 5.50%, dated
                    8/29/1997, due 9/2/1997
                    (at amortized cost)           6,253,000
                                                -----------
                   TOTAL INVESTMENTS
                    (IDENTIFIED COST
                    $70,614,023)                $71,047,539
                                                 ==========

(See Notes to Portfolios of Investments)

U.S. GOVERNMENT INCOME FUND

  ----------
  PRINCIPAL
    AMOUNT                                         VALUE

                  LONG-TERM OBLIGATIONS--
                   98.3%
                  Asset-Backed
                   Securities--10.2%
  $1,250,000      American Express Credit
                   Account Master Trust,
                   Series 1996-1, 6.800%,
                   12/15/2003                   $ 1,270,650
   1,949,619      CIT Group Securitization
                   Corp., Series 1993-1,
                   5.750%, 6/15/2018              1,941,324
     500,000      Discover Card Master Trust
                   I, Series 1993-2, 5.400%,
                   11/16/2001                       497,460
      11,606      GMAC Grantor Trust, Series
                   1993-B, 4.000%, 9/15/1998         11,586
      41,283      Premier Auto Trust, Series
                   1993-5, 4.220%, 3/2/1999          41,200
   1,400,000      Sears Credit Account Master
                   Trust, Series 1995-2,
                   8.100%, 6/15/2004              1,463,252
     250,000      Sears Credit Account Master
                   Trust, Series 1995-4,
                   6.250%, 1/15/2003                251,315
     600,000      WFS Financial Owner Trust,
                   Series 1997-A, 6.150%,
                   12/20/1999                       601,843
                                                -----------
                  Total                           6,078,630
                                                -----------
                  Federal Home Loan Bank
                   PC--2.7%
     850,000      7.010%, 6/14/2006                 876,937
     205,000      7.555%, 2/27/2002                 215,008
     500,000      8.450%, 7/26/1999                 521,985
                                                -----------
                  Total                           1,613,930
                                                -----------
                  (e) Federal Home Loan Mort-
                   gage Corporation 15
                   Year--1.1%
      73,126      8.750%, 1/1/2002                   75,548
     147,673      9.000%, 8/1/2001                  154,503
     179,333      9.250%, 6/1/2002                  185,385
      36,696      9.500%, 10/1/2001                  38,186
      68,511      9.500%, 10/1/2004                  72,022
     108,619      9.500%, 12/1/2001                 114,186
                                                -----------
                  Total                             639,830
                                                -----------
                  (e) Federal Home Loan Mort-
                   gage Corporation 30
                   Year--2.6%
     293,641      8.750%, 1/1/2011                  308,185
     358,498      8.750%, 2/1/2017                  378,721
      68,276      9.000%, 6/1/2016                   72,949
  ----------
  PRINCIPAL
    AMOUNT                                         VALUE
  $    1,922      9.000%, 9/1/2016              $     2,045
       9,310      9.000%, 10/1/2016                   9,944
      84,011      9.000%, 1/1/2017                   89,288
      12,647      9.000%, 5/1/2018                   13,442
      71,682      9.500%, 10/1/2019                  76,632
     130,567      10.000%, 5/1/2014                 141,420
     285,061      10.000%, 6/1/2018                 308,756
      47,643      10.000%, 8/1/2019                  51,603
      56,953      10.000%, 6/1/2020                  61,687
       6,589      10.000%, 6/1/2020                   7,136
                                                -----------
                  Total                           1,521,808
                                                -----------
                  (e)Federal Home Loan
                   Mortgage Corporation PC--
                   15.5%
     500,000      6.000%, 10/15/2004                498,895
     900,000      6.100%, 6/15/2016                 896,004
   3,074,000      7.000%, 11/15/2005              3,094,012
     971,081      7.500%, 2/15/2003                 994,611
   1,558,000      7.500%, 9/15/2007               1,593,959
   1,000,000      7.500%, 9/15/2021                 999,690
     809,339      9.000%, 6/15/2020                 834,922
     248,259      9.500%, 1/15/2005                 259,458
                                                -----------
                  Total                           9,171,551
                                                -----------
                  Federal Home Loan
                   Mortgage Corporation
                   Debentures--11.0%
   1,000,000      6.320%, 7/14/2000                 996,560
   2,000,000      6.500%, 6/8/2000                2,003,480
   2,000,000      6.665%, 7/23/2002               2,001,020
   1,500,000      7.055%, 8/2/2001                1,518,255
                                                -----------
                  Total                           6,519,315
                                                -----------
                  (e) Federal National
                   Mortgage Association
                   REMIC--5.2%
   2,000,000      6.860%, 4/24/2000               2,014,620
     982,933      7.500%, 3/25/2021                 990,521
       7,345      8.750%, 12/25/2004                  7,338
      93,516      9.400%, 7/25/2003                  98,296
                                                -----------
                  Total                           3,110,775
                                                -----------
                  (e) Federal National
                   Mortgage
                   Association 15 Year--0.1%
      57,330      10.750%, 1/1/2001                  61,182
                                                -----------

(See Notes to Portfolios of Investments)

U.S. GOVERNMENT INCOME FUND (continued)

                  LONG-TERM OBLIGATIONS-
                  continued
  ----------      (e) Federal National
  PRINCIPAL        Mortgage
    AMOUNT         Association 30 Year--0.5%       VALUE
  $  222,465      8.500%, 2/1/2011              $   234,213
      75,351      9.500%, 8/1/2020                   81,065
                                                -----------
                  Total                             315,278
                                                -----------
                  Federal National Mortgage
                   Association Medium Term
                   Notes--7.2%
     500,000      7.000%, 4/20/2001                 503,395
   1,750,000      7.150%, 1/29/2007               1,763,258
   1,000,000      7.280%, 5/23/2007               1,016,650
   1,000,000      8.420%, 10/20/2004              1,003,840
                                                -----------
                  Total                           4,287,143
                                                -----------
                  (e) Government National
                   Mortgage Association 30
                   Year--17.8%
     687,589      7.500%, 10/15/2022                694,678
   1,425,592      7.500%, 3/15/2026               1,440,290
   1,974,698      8.000%, 1/15/2022               2,041,344
   1,966,583      8.000%, 4/15/2022               2,032,955
   2,034,040      8.000%, 8/15/2022               2,102,689
     997,511      8.000%, 11/15/2022              1,025,561
     570,106      8.500%, 2/20/2025                 594,871
     372,719      9.000%, 2/15/2020                 395,779
     176,898      9.500%, 6/15/2020                 191,214
      59,931      9.500%, 6/15/2020                  64,781
                                                -----------
                  Total                          10,584,162
                                                -----------
                  (e) Government National
                   Mortgage Association
                   POOL--1.0%
      86,035      7.000%, 11/15/2009                 87,273
     362,152      7.000%, 9/15/2010                 366,114
      91,690      9.500%, 7/15/2020                  99,455
      46,661      9.500%, 7/15/2020                  50,438
                                                -----------
                  Total                             603,280
                                                -----------

  ----------
  PRINCIPAL
    AMOUNT                                         VALUE
                  U.S. Treasury Bonds--10.9%
  $3,400,000      7.125%, 2/15/2023             $ 3,573,944
     700,000      7.250%, 8/15/2022                 745,829
     300,000      8.500%, 2/15/2020                 362,148
     500,000      8.750%, 5/15/2020                 618,495
   1,000,000      10.750%, 2/15/2003              1,204,860
                                                -----------
                  Total                           6,505,276
                                                -----------
                  U.S. Treasury Notes--12.5%
     855,000      6.000%, 8/15/1999                 855,539
      32,000      6.375%, 7/15/1999                  32,254
   1,000,000      6.500%, 10/15/2006              1,006,480
   2,000,000      6.500%, 5/15/2005               2,016,300
     500,000      6.500%, 5/31/2002                 505,485
     500,000      6.750%, 4/30/2000                 508,355
   1,000,000      6.875%, 7/31/1999               1,016,330
   1,000,000      7.000%, 7/15/2006               1,039,500
     400,000      9.250%, 8/15/1998                 412,792
                                                -----------
                  Total                           7,393,035
                                                -----------
                  TOTAL LONG-TERM OBLIGATIONS
                   (IDENTIFIED COST
                   $57,728,936)                  58,405,195
                                                -----------
                  (b) REPURCHASE
                   AGREEMENT--0.9%
     546,000      State Street Bank and Trust
                   Co., 5.500%, dated
                   8/29/1997, due 9/2/1997 (at
                   amortized cost)                  546,000
                                                -----------
                  TOTAL INVESTMENTS
                   (IDENTIFIED COST
                   $58,274,936)                 $58,951,195
                                                 ==========

(See Notes to Portfolios of Investments)

CASH RESERVE FUND

  -----------
   PRINCIPAL
    AMOUNT                                        VALUE

                   (f)COMMERCIAL PAPER--
                    74.2%
                   Computer Services--3.3%
  $ 5,000,000      Electronic Data Systems
                    Corp., 5.584%, 10/22/1997  $  4,961,042
                                               ------------
                   Consumer Durables--3.3%
    5,000,000      Toyota Motor Credit Corp.,
                    5.482%, 9/17/1997             4,987,867
                                               ------------
                   Consumer Non-Durables--
                    8.7%
    3,181,000      Colgate-Palmolive Co.,
                    5.494%, 9/30/1997             3,167,009
    5,000,000      Heinz (H.J.) Co.,
                    5.499%--5.502%,
                    9/26/1997--9/30/1997          4,980,399
    5,000,000      PepsiCo, Inc., 5.538%,
                    9/29/1997                     4,978,611
                                               ------------
                   Total                         13,126,019
                                               ------------
                   Energy Minerals--3.3%
    5,000,000      Atlantic Richfield Co.,
                    5.546%, 11/3/1997             4,952,138
                                               ------------
                   Finance--13.3%
    5,000,000      American General Finance
                    Corp., 5.644%, 9/23/1997      4,983,011
    5,000,000      Ford Motor Credit Corp.,
                    5.600%, 10/29/1997            4,955,614
    5,000,000      Norwest Corp., 5.530%,
                    9/15/1997                     4,989,344
    5,000,000      PACCAR Financial Corp.,
                    5.505%, 9/3/1997              4,998,478
                                               ------------
                   Total                         19,926,447
                                               ------------
                   Finance--Commercial--
                    16.5%
    5,000,000      CIT Group Holdings, Inc.,
                    5.556%, 9/25/1997             4,981,667
    5,000,000      Deere (John) Capital
                    Corp., 5.588%, 10/8/1997      4,971,685
    5,000,000      Falcon Asset
                    Securitization Corp.,
                    5.546%, 9/18/1997             4,986,967
    5,000,000      General Electric Capital
                    Corp., 5.553%, 9/16/1997      4,988,542
    5,000,000      U.S.A.A. Capital Corp.,
                    5.558%, 11/12/1997            4,945,200
                                               ------------
                   Total                         24,874,061
                                               ------------
  -----------
   PRINCIPAL
    AMOUNT                                        VALUE
                   Finance--Retail--6.6%
  $ 5,000,000      Beta Finance, Inc.,
                    5.650%, 9/23/1997          $  4,982,981
    5,000,000      Commercial Credit Co.,
                    5.581%, 9/17/1997             4,987,733
                                               ------------
                   Total                          9,970,714
                                               ------------
                   Food & Beverage--3.3%
    5,000,000      Cargill, Inc., 5.558%,
                    11/14/1997                    4,943,678
                                               ------------
                   Health Technology--3.3%
    5,000,000      Abbott Laboratories,
                    5.507%, 9/16/1997             4,988,583
                                               ------------
                   Process Industries--3.3%
    5,000,000      Du Pont (E.I.) de Nemours
                    & Co., 5.546%, 10/7/1997      4,972,650
                                               ------------
                   Retail Trade--3.3%
    5,000,000      Toys 'R' Us, Inc., 5.515%,
                    10/10/1997                    4,970,317
                                               ------------
                   Utilities--6.0%
    5,000,000      AT&T Corp., 5.445%,
                    9/25/1997                     4,981,933
    4,000,000      BellSouth Telecommunica-
                    tions, Inc., 5.524%,
                    9/25/1997                     3,985,333
                                               ------------
                   Total                          8,967,266
                                               ------------
                   TOTAL COMMERCIAL PAPER       111,640,782
                                               ------------
                   (f)BANKERS
                    ACCEPTANCE--3.3%
                   Finance--3.3%
    5,000,000      First Union Corp.,
                    5.647%--5.652%,
                    9/10/1997--9/24/1997          4,988,738
                                               ------------
                   GOVERNMENT AGENCIES-- 1.6%
                   Finance--1.6%
    2,450,000      Federal Farm Credit Bank,
                    5.430%, 11/25/1997            2,418,589
                                               ------------

(See Notes to Portfolios of Investments)

CASH RESERVE FUND (continued)
MARKET FUND

  -----------      TIME DEPOSITS--10.0%
   PRINCIPAL
    AMOUNT                                        VALUE
                   Finance--10.0%
  $ 5,000,000      ABN AMRO Bank N.V.,
                    Amsterdam, 5.500%,
                    10/21/1997                 $  5,000,000
    5,000,000      Bank of Tokyo-Mitsubishi
                    Ltd., 5.670%, 10/29/1997      5,000,000
    5,000,000      Societe Generale, Paris,
                    5.600%, 12/4/1997             5,000,000
                                               ------------
                   TOTAL TIME DEPOSITS           15,000,000
                                               ------------
                   (b)REPURCHASE AGREE-
                    MENT--11.0%
   16,488,000      State Street Bank and
                    Trust Co., 5.500%, dated
                    8/29/1997, due 9/2/1997      16,488,000
                                               ------------
                   TOTAL INVESTMENTS (AT
                    AMORTIZED COST)            $150,536,109
                                                ===========

U.S. TREASURY MONEY MARKET FUND
  -----------
   PRINCIPAL
    AMOUNT                                        VALUE

                   (g)U.S. TREASURY BILLS--
                    38.5%
  $ 7,000,000      5.328-5.402%, 9/4/1997      $  6,996,965
    7,000,000      5.336-5.377%, 9/18/1997        6,982,717
    2,000,000      5.218%, 10/2/1997              1,991,286
    4,000,000      5.176-5.292%, 10/16/1997       3,974,600
    2,000,000      5.238%, 10/30/1997             1,983,283
    2,000,000      5.261%, 11/6/1997              1,981,263
   18,000,000      5.135-5.308%, 11/13/1997      17,814,012
    4,000,000      5.228-5.277%, 11/20/1997       3,954,733
    6,000,000      5.178-5.198%, 11/28/1997       5,924,907
    8,000,000      5.281-5.293%, 12/11/1997       7,885,309
                                               ------------
                   TOTAL U.S. TREASURY BILLS     59,489,075
                                               ------------
                   U.S. TREASURY NOTES--
                    16.2%
    5,000,000      5.390-5.393%, 9/30/1997        5,000,248
    5,000,000      5.247%, 9/30/1997              5,001,499
    7,000,000      5.391-5.444%, 10/31/1997       7,002,029
    4,000,000      5.455-5.531%, 11/30/1997       3,998,608
    4,000,000      5.376-5.432%, 12/31/1997       3,997,658
                                               ------------
                   TOTAL U.S. TREASURY NOTES     25,000,042
                                               ------------
                   (b)REPURCHASE AGREE-
                    MENTS--45.3%
   34,000,000      HSBC Securities, Inc.,
                    5.500%, dated 8/29/1997,
                    due 9/2/1997                 34,000,000
   36,034,000      State Street Bank and
                    Trust Co., 5.500%, dated
                    8/29/1997, due 9/2/1997      36,034,000
                                               ------------
                   TOTAL REPURCHASE
                    AGREEMENTS                   70,034,000
                                               ------------
                   TOTAL INVESTMENTS (AT
                    AMORTIZED COST)            $154,523,117
                                                ===========

(See Notes to Portfolios of Investments)

=========================================================
NOTES TO PORTFOLIOS OF INVESTMENTS        TOWER MUTUAL FUNDS
                                          August 31, 1997
(a) Non-income producing security.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) At August 31, 1997, 9.3% of the total investments at market value were subject to alternative minimum tax.

(d) Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Credit ratings are unaudited.

(e) Because of principal payments, the average lives of certain government securities are less than the indicated periods.

(f) Rate shown represents yield to maturity.

(g) These issues show the rate of discount at the time of purchase.

The following acronyms are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
BIG    -- Bond Investors Guaranty
COL    -- Collateralized
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FNMA   -- Federal National Mortgage Association
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
GTD    -- Guaranty
HFA    -- Housing Finance Authority
INS    -- Insured
LOC    -- Letter of Credit
LT     -- Limited Tax
MBIA   -- Municipal Bond Investors Assurance
PC     -- Participation Certificate
PCR    -- Pollution Control Revenue
PFA    -- Public Facility Authority
PRF    -- Pre-Refunded
REMIC  -- Real Estate Mortgage Investment Conduit
SFM    -- Single Family Mortgage
UT     -- Unlimited Tax

   --------------------------------------------------------------------------------------------------------------------
                                                         FOR FEDERAL TAX PURPOSES
   --------------------------------------------------------------------------------------------------------------------
                                                            NET
                                                         UNREALIZED       GROSS          GROSS
                                           COST OF      APPRECIATION    UNREALIZED     UNREALIZED
           TOWER MUTUAL FUNDS            INVESTMENTS    (DEPRECIATION) APPRECIATION   DEPRECIATION    TOTAL NET ASSETS*
   --------------------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund            $ 191,630,861   $ 95,321,429   $ 96,574,320    $1,252,891       $ 287,674,526
   Louisiana Municipal Income Fund         95,816,585      4,701,855      4,751,842        49,987         101,441,463
   Total Return Bond Fund                  70,614,023        433,516        607,515       173,999          71,866,819
   U.S. Government Income Fund             58,323,092        628,103        811,328       183,225          59,437,873
   Cash Reserve Fund                      150,536,109             --             --            --         150,377,368
   U.S. Treasury Money Market Fund        154,523,117             --             --            --         154,624,147

* The categories of investments are shown as a percentage of net assets at August 31, 1997.

(See Notes which are an integral part of the Financial Statements)


[THIS PAGE INTENTIONALLY LEFT BLANK]

=========================================================
STATEMENTS OF ASSETS AND LIABILITIES      TOWER MUTUAL FUNDS
                                          August 31, 1997

---------------------------------------------------------------------------------------------------------------------
                                                                            CAPITAL
                                                                          APPRECIATION            LOUISIANA MUNICIPAL
                                                                              FUND                    INCOME FUND
---------------------------------------------------------------------------------------------------------------------
  ASSETS:
    Investments in repurchase agreements                                  $  2,992,000                $         --
    Investments in securities                                              283,960,290                 100,518,440
                                                                         --------------           --------------------
      Total investments in securities, at value                            286,952,290                 100,518,440
    Cash                                                                            --                          --
    Income receivable                                                          559,303                   1,440,535
    Receivable for investments sold                                                 --                      50,712
    Receivable for shares sold                                                 332,188                      21,061
    Deferred expenses                                                               --                          --
                                                                         --------------           --------------------
      Total assets                                                         287,843,781                 102,030,748
                                                                         --------------           --------------------
  LIABILITIES:
    Payable for shares redeemed                                                 61,112                     198,571
    Income distribution payable                                                     --                     305,072
    Payable to Bank                                                             11,305                      77,609
    Accrued expenses                                                            96,838                       8,033
                                                                         --------------           --------------------
      Total liabilities                                                        169,255                     589,285
                                                                         --------------           --------------------
  NET ASSETS CONSIST OF:
    Paid in capital                                                        166,479,185                  96,490,519
    Net unrealized appreciation of investments                              95,375,337                   4,701,855
    Accumulated net realized gain (loss) on investments                     25,830,431                     229,862
    Undistributed net investment income (Distributions
      in excess of net investment income)                                      (10,427)                     19,227
                                                                         --------------           --------------------
      Total Net Assets                                                    $287,674,526                $101,441,463
                                                                         --------------           --------------------
  NET ASSETS:                                                             $283,039,690(1)             $101,441,463
                                                                         --------------           --------------------
                                                                          $  4,634,836(2)                       --
                                                                         --------------           --------------------
  SHARES OUTSTANDING                                                        12,648,630(1)                9,052,425
                                                                               207,623(2)                       --
                                                                         --------------           --------------------
      Total Shares Outstanding                                              12,856,253                   9,052,425
                                                                         ==============           ===================
  NET ASSET VALUE PER SHARE                                                     $22.38(1)                   $11.21
                                                                         --------------           --------------------
                                                                                $22.32(2)                       --
                                                                         --------------           --------------------
  OFFERING PRICE PER SHARE*                                                     $23.43(1)****               $11.56***
                                                                         --------------           --------------------
                                                                                $22.32(2)                       --
                                                                         --------------           --------------------
  REDEMPTION PROCEEDS PER SHARE**                                               $22.38(1)                   $11.21
                                                                         --------------           --------------------
                                                                                $21.09(2)+                      --
                                                                         --------------           --------------------
  Investments, at identified cost                                         $191,576,953                $ 95,816,585
                                                                         ==============           ===================
  Investments, at tax cost                                                $191,630,861                $ 95,816,585
                                                                         ==============           ===================
---------------------------------------------------------------------------------------------------------------------

  (1) Represents Class A Shares of Capital Appreciation Fund. The other Funds do not have class designations.

  (2) Represents Class B Shares of Capital Appreciation Fund. The other Funds do not have class designations.

    * See "What Shares Cost" in the Prospectus.

   ** See "Redeeming Shares" in the Prospectus.

   *** Computation of Offering Price: 100/97 of net asset value.

  **** Computation of Offering Price: 100/95.50 of net asset value.

    + Computation of Redemption Proceeds: 94.50/100 of net asset value.

  (See Notes which are an integral part of the Financial Statements)

   --------------------------------------------------------------------------------------------
       TOTAL RETURN          U.S. GOVERNMENT           CASH RESERVE           U.S. TREASURY
        BOND FUND              INCOME FUND                 FUND             MONEY MARKET FUND
   --------------------------------------------------------------------------------------------
       $  6,253,000            $    546,000            $ 16,488,000            $ 70,034,000
         64,794,539              58,405,195             134,048,109              84,489,117
   --------------------    --------------------    --------------------    --------------------
         71,047,539              58,951,195             150,536,109             154,523,117
                 --                      --                 589,985                     216
            939,957                 570,483                  56,799                 491,940
                 --                 216,626                      --                      --
              2,120                  59,194                   5,212                   8,153
                 --                      --                      --                     268
   --------------------    --------------------    --------------------    --------------------
         71,989,616              59,797,498             151,188,105             155,023,694
   --------------------    --------------------    --------------------    --------------------
                 --                  72,183                 294,439                  29,673
             89,367                 254,108                 478,548                 366,501
              3,478                  19,827                      --                      --
             29,952                  13,507                  37,750                   3,373
   --------------------    --------------------    --------------------    --------------------
            122,797                 359,625                 810,737                 399,547
   --------------------    --------------------    --------------------    --------------------
         71,366,086              62,683,937             150,377,368             154,624,147
            433,516                 676,259                      --                      --
             65,503              (3,892,518)                     --                      --
              1,714                 (29,805)                     --                      --
   --------------------    --------------------    --------------------    --------------------
       $ 71,866,819            $ 59,437,873            $150,377,368            $154,624,147
   --------------------    --------------------    --------------------    --------------------
       $ 71,866,819            $ 59,437,873            $150,377,368            $154,624,147
   --------------------    --------------------    --------------------    --------------------
                 --                      --                      --                      --
   --------------------    --------------------    --------------------    --------------------
          7,190,338               5,958,120             150,377,368             154,624,147
                 --                      --                      --                      --
   --------------------    --------------------    --------------------    --------------------
          7,190,338               5,958,120             150,377,368             154,624,147
   ====================    ====================    ====================    ====================
              $9.99                   $9.98                   $1.00                   $1.00
   --------------------    --------------------    --------------------    --------------------
                 --                      --                      --                      --
   --------------------    --------------------    --------------------    --------------------
             $10.30***               $10.29***                $1.00                   $1.00
   --------------------    --------------------    --------------------    --------------------
                 --                      --                      --                      --
   --------------------    --------------------    --------------------    --------------------
              $9.99                   $9.98                   $1.00                   $1.00
   --------------------    --------------------    --------------------    --------------------
                 --                      --                      --                      --
   --------------------    --------------------    --------------------    --------------------
       $ 70,614,023            $ 58,274,936            $150,536,109            $154,523,117
   ====================    ====================    ====================    ====================
       $ 70,614,023            $ 58,323,092            $150,536,109            $154,523,117
   ====================    ====================    ====================    ====================
   --------------------------------------------------------------------------------------------

-----------------------------------------------------
-----------------------------------------------------
STATEMENTS OF OPERATIONS                 TOWER MUTUAL FUNDS
                                         Year Ended August 31, 1997

--------------------------------------------------------------------------------------------------------------
                                                                            CAPITAL               LOUISIANA
                                                                          APPRECIATION            MUNICIPAL
                                                                              FUND               INCOME FUND
---------------------------------------------------------------------------------------------------------------
  INVESTMENT INCOME:
    Dividends                                                             $  4,157,778            $       --
    Interest                                                                   209,578             4,534,425
                                                                        ----------------       ----------------
      Total income                                                           4,367,356             4,534,425
                                                                        ----------------       ----------------
  EXPENSES:
    Investment advisory fee                                                  1,674,455               346,773
    Administrative personnel and services fee                                  277,600                95,787
    Custodian fees                                                              49,629                19,233
    Transfer and dividend disbursing agent fees and expenses                    48,499                35,332
    Directors'/Trustees' fees                                                   10,052                 3,418
    Auditing fees                                                               19,068                12,952
    Legal fees                                                                   5,850                 5,200
    Portfolio accounting fees                                                   59,601                51,810
    Distribution services fee                                                  565,615(a)                 --
    Shareholder services fee                                                     3,732(b)                 --
    Share registration costs                                                    34,000                11,772
    Printing and postage                                                        12,774                 7,045
    Insurance premiums                                                           5,050                 3,286
    Miscellaneous                                                                8,882                 1,307
                                                                        ----------------       ----------------
      Total expenses                                                         2,774,807               593,915
  Waivers--
    Waiver of investment advisory fee                                               --               (61,649)
                                                                        ----------------       ----------------
  Net expenses                                                               2,774,807               532,266
                                                                        ----------------       ----------------
  Net investment income                                                      1,592,549             4,002,159
                                                                        ----------------       ----------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                                 26,519,341               774,842
    Net change in unrealized appreciation on investments                    62,190,078             2,527,992
                                                                        ----------------       ----------------
  Net realized and unrealized gain (loss) on investments                    88,709,419             3,302,834
                                                                        ----------------       ----------------
  Change in net assets resulting from operations                          $ 90,301,968            $7,304,993
                                                                        =================      ================
---------------------------------------------------------------------------------------------------------------

  (a) Represents distribution services fee of $554,420 and $11,195 for Class A Shares and Class B Shares, respectively.

  (b) Represents shareholder services fee for Class B Shares.

  (See Notes which are an integral part of the Financial Statements)

   ---------------------------------------------------------------------------------------
          TOTAL
       RETURN BOND          U.S. GOVERNMENT             CASH               U.S. TREASURY
          FUND                INCOME FUND           RESERVE FUND         MONEY MARKET FUND
   ----------------------------------------------------------------------------------------
       $        --            $        --            $        --            $        --
         5,091,457              3,040,193              9,338,985              7,954,368
   -------------------    -------------------    -------------------    -------------------
         5,091,457              3,040,193              9,338,985              7,954,368
   -------------------    -------------------    -------------------    -------------------
           488,596                190,313                682,458                598,805
            87,209                 52,512                213,586                186,989
            17,450                 17,000                 39,123                 31,798
            32,401                 40,751                 39,621                 38,818
             4,001                  2,519                 12,410                  8,005
            13,001                 11,643                 17,566                 15,502
             4,501                  5,300                  6,570                  6,342
            52,274                 50,013                 47,310                 44,534
           174,499                     --                426,536                     --
                --                     --                     --                     --
            13,289                 14,151                 12,775                 13,880
             6,540                  8,913                  7,300                  8,399
             3,701                  2,800                  3,944                  4,851
             5,398                  1,800                  4,015                  6,920
   -------------------    -------------------    -------------------    -------------------
           902,860                397,715              1,513,214                964,843
                --                (25,375)                    --               (214,099)
   -------------------    -------------------    -------------------    -------------------
           902,860                372,340              1,513,214                750,744
   -------------------    -------------------    -------------------    -------------------
         4,188,597              2,667,853              7,825,771              7,203,624
   -------------------    -------------------    -------------------    -------------------
           884,814               (369,915)                    --                     --
           978,557              1,353,086                     --                     --
   -------------------    -------------------    -------------------    -------------------
         1,863,371                983,171                     --                     --
   -------------------    -------------------    -------------------    -------------------
       $ 6,051,968            $ 3,651,024            $ 7,825,771            $ 7,203,624
   ====================   ====================   ====================   ====================
   ----------------------------------------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS       TOWER MUTUAL FUNDS

---------------------------------------------------------------------------------------------------------------------
                                                               CAPITAL                       LOUISIANA MUNICIPAL
                                                          APPRECIATION FUND                      INCOME FUND
---------------------------------------------------------------------------------------------------------------------
                                                       YEAR                YEAR             YEAR             YEAR
                                                      ENDED               ENDED            ENDED            ENDED
                                                    AUGUST 31,          AUGUST 31,       AUGUST 31,       AUGUST 31,
                                                       1997                1996             1997             1996
---------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS:
  OPERATIONS:
    Net investment income                          $  1,592,549        $  1,732,246     $  4,002,159     $  3,562,511
    Net realized gain (loss) on investments          26,519,341          21,484,071          774,842          328,333
    Net change in unrealized appreciation/
      depreciation                                   62,190,078           2,454,787        2,527,992         (599,781)
                                                   ------------        ------------     ------------     ------------
      Change in net assets resulting from
        operations                                   90,301,968          25,671,104        7,304,993        3,291,063
                                                   ------------        ------------     ------------     ------------
  DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income         (1,694,309)(1)      (1,745,652)      (4,058,449)      (3,561,907)
    Distributions from net realized gain on
      investments                                   (19,032,852)(2)      (7,513,977)        (220,394)              --
                                                   ------------        ------------     ------------     ------------
      Change in net assets from distributions to
        shareholders                                (20,727,161)         (9,259,629)      (4,278,843)      (3,561,907)
                                                   ------------        ------------     ------------     ------------
  SHARE TRANSACTIONS:
    Proceeds from sale of shares                     27,841,991          33,055,554        5,399,903        7,858,208
    Proceeds from shares issued in connection
      with the acquisition of the Common Trust
      Funds                                          57,075,362                  --       36,590,980               --
    Net asset value of shares issued to
      shareholders in payment of distributions
      declared                                       15,809,726           7,256,316        1,720,137        1,709,419
    Cost of shares redeemed                         (52,275,086)        (31,551,308)     (11,012,373)     (11,180,328)
                                                   ------------        ------------     ------------     ------------
      Change in net assets from share
        transactions                                 48,451,993           8,760,562       32,698,647       (1,612,701)
                                                   ------------        ------------     ------------     ------------
        Change in net assets                        118,026,800          25,172,037       35,724,797       (1,883,545)
  NET ASSETS:
    Beginning of period                             169,647,726         144,475,689       65,716,666       67,600,211
                                                   ------------        ------------     ------------     ------------
    End of period                                  $287,674,526        $169,647,726     $101,441,463     $ 65,716,666
                                                   ============        ============     ============     ============
  Undistributed net investment income
    (Distributions in excess of net investment
    income) included in net assets at end of
    period                                         $    (10,427)       $     91,333     $     19,227     $     75,517
                                                   ============        ============     ============     ============
  Net gain (loss) as computed for federal tax
    purposes                                       $ 26,519,341        $ 21,433,652     $    774,842     $   (229,807)
                                                   ============        ============     ============     ============
---------------------------------------------------------------------------------------------------------------------

  (1) Represents income distributions of $1,691,843 and $2,466 for Class A Shares and Class B Shares, respectively.

  (2) Represents gain distributions for Class A Shares only.

  (See Notes which are an integral part of the Financial Statements)

   ----------------------------------------------------------------------------------------------------------------------
                                                                                                           U.S. TREASURY
           TOTAL RETURN                     U.S. GOVERNMENT                                                MONEY MARKET
             BOND FUND                        INCOME FUND                     CASH RESERVE FUND                FUND

       YEAR             YEAR             YEAR             YEAR             YEAR              YEAR              YEAR
      ENDED            ENDED            ENDED            ENDED             ENDED             ENDED             ENDED
    AUGUST 31,       AUGUST 31,       AUGUST 31,       AUGUST 31,       AUGUST 31,        AUGUST 31,        AUGUST 31,
       1997             1996             1997             1996             1997              1996              1997
   ----------------------------------------------------------------------------------------------------------------------
   $ 4,188,597      $ 3,989,944      $ 2,667,853      $ 2,711,671      $   7,825,771     $   9,132,497     $   7,203,624
       884,814          562,208         (369,915)        (474,449)                --                --                --
       978,557       (2,533,917)       1,353,086         (734,318)                --                --                --
   ------------     ------------     ------------     ------------     -------------     -------------     -------------
     6,051,968        2,018,235        3,651,024        1,502,904          7,825,771         9,132,497         7,203,624
   ------------     ------------     ------------     ------------     -------------     -------------     -------------
    (4,245,320)      (4,074,428)      (2,738,780)      (2,789,759)        (7,825,771)       (9,132,497)       (7,203,624)
            --               --               --               --                 --                --                --
   ------------     ------------     ------------     ------------     -------------     -------------     -------------
    (4,245,320)      (4,074,428)      (2,738,780)      (2,789,759)        (7,825,771)       (9,132,497)       (7,203,624)
   ------------     ------------     ------------     ------------     -------------     -------------     -------------
    15,852,296       15,497,407       10,466,537        4,723,431        462,383,174       432,905,070       396,797,192
            --               --       21,368,846               --                 --                --                --
     3,287,237        3,455,297          623,990          911,699          1,743,290         1,471,325         3,258,924
   (20,267,617)     (15,162,898)     (11,477,619)      (9,397,530)      (482,092,964)     (457,274,889)     (381,500,330)
   ------------     ------------     ------------     ------------     -------------     -------------     -------------
    (1,128,084)       3,789,806       20,981,754       (3,762,400)       (17,966,500)      (22,898,494)       18,555,786
   ------------     ------------     ------------     ------------     -------------     -------------     -------------
       678,564        1,733,613       21,893,998       (5,049,255)       (17,966,500)      (22,898,494)       18,555,786
    71,188,255       69,454,642       37,543,875       42,593,130        168,343,868       191,242,362       136,068,361
   ------------     ------------     ------------     ------------     -------------     -------------     -------------
   $71,866,819      $71,188,255      $59,437,873      $37,543,875      $ 150,377,368     $ 168,343,868     $ 154,624,147
   ============     ============     ============     ============     =============     =============     =============
   $     1,714      $    58,437      $   (29,805)     $    41,122                 --                --                --
   ============     ============     ============     ============     =============     =============     =============
   $   840,675      $   264,963      $  (553,828)     $(1,298,006)                --                --                --
   ============     ============     ============     ============     =============     =============     =============

   -------------
      YEAR
      ENDED
   AUGUST 31,
      1996

  $   6,194,608
             --
             --
  -------------
      6,194,608
  -------------
     (6,194,608)
             --
  -------------
     (6,194,608)
  -------------
    315,672,475
             --
      2,390,350
   (298,483,536)
  -------------
     19,579,289
  -------------
     19,579,289
    116,489,072
  -------------
  $ 136,068,361
  =============
             --
  =============
             --
  =============

--------------------------------------------------------------------------------

=========================================================
FINANCIAL HIGHLIGHTS
  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   NET                                                           DISTRIBUTIONS
                   NET ASSET    INVESTMENT     NET REALIZED                    DISTRIBUTIONS        FROM NET       DISTRIBUTIONS
                    VALUE,        INCOME      AND UNREALIZED    TOTAL FROM        FROM NET          REALIZED        IN EXCESS OF
   YEAR ENDED      BEGINNING    (OPERATING    GAIN/(LOSS) ON    INVESTMENT       INVESTMENT         GAIN ON        NET INVESTMENT
   AUGUST 31,      OF PERIOD      LOSS)        INVESTMENTS      OPERATIONS         INCOME         INVESTMENTS          INCOME
----------------------------------------------------------------------------------------------------------------------------------
 CAPITAL APPRECIATION FUND--CLASS A SHARES
 1993               $ 14.02         0.30             2.00           2.30            (0.30)            (1.42)               --
 1994               $ 14.60         0.23             0.36           0.59            (0.25)            (1.13)               --
 1995               $ 13.81         0.22             2.54           2.76            (0.21)            (0.27)               --
 1996               $ 16.09         0.19             2.62           2.81            (0.19)            (0.84)               --
 1997               $ 17.87         0.15             6.51           6.66            (0.16)            (1.99)               --
 CAPITAL APPRECIATION FUND--CLASS B SHARES
 1997(a)            $ 18.90        (0.01)(i)         3.48           3.47               --                --             (0.05)(g)
 LOUISIANA MUNICIPAL INCOME FUND
 1993               $ 10.91         0.62             0.73           1.35            (0.62)            (0.04)               --
 1994               $ 11.60         0.59            (0.68)         (0.09)           (0.59)            (0.10)               --
 1995               $ 10.82         0.59             0.24           0.83            (0.58)            (0.08)               --
 1996               $ 10.99         0.60            (0.05)          0.55            (0.60)               --                --
 1997               $ 10.94         0.57             0.28           0.85            (0.58)               --                --
 TOTAL RETURN BOND FUND
 1993(b)            $ 10.00         0.56             0.48           1.04            (0.55)               --                --
 1994               $ 10.49         0.57            (0.83)         (0.26)           (0.57)            (0.02)               --
 1995               $  9.64         0.56             0.39           0.95            (0.54)               --                --
 1996               $ 10.05         0.56            (0.27)          0.29            (0.57)               --                --
 1997               $  9.77         0.60             0.23           0.83            (0.61)               --                --
 U.S. GOVERNMENT INCOME FUND
 1993               $ 10.75         0.74             0.12           0.86            (0.74)            (0.01)            (0.01)(g)
 1994               $ 10.85         0.69            (0.89)         (0.20)           (0.69)            (0.04)               --
 1995               $  9.92         0.71             0.20           0.91            (0.69)               --                --
 1996               $ 10.14         0.67            (0.30)          0.37            (0.69)               --                --
 1997               $  9.82         0.62             0.18           0.80            (0.64)               --                --
 CASH RESERVE FUND
 1993               $  1.00         0.02               --           0.02            (0.02)               --                --
 1994               $  1.00         0.03               --           0.03            (0.03)               --                --
 1995               $  1.00         0.05               --           0.05            (0.05)               --                --
 1996               $  1.00         0.05               --           0.05            (0.05)               --                --
 1997               $  1.00         0.05               --           0.05            (0.05)               --                --
 U.S. TREASURY MONEY MARKET
 1993(c)            $  1.00         0.002              --           0.002           (0.002)              --                --
 1994               $  1.00         0.03               --           0.03            (0.03)               --                --
 1995               $  1.00         0.05               --           0.05            (0.05)               --                --
 1996               $  1.00         0.05               --           0.05            (0.05)               --                --
 1997               $  1.00         0.05               --           0.05            (0.05)               --                --
--------------------------------------------------------------------------------------------------------------------------------

(a) Reflects operations for the period from December 2, 1996 (date of initial public offering) to August 31, 1997.

(b) Reflects operations for the period from November 2, 1992 (date of initial public investment) to August 31, 1993.

(c) Reflects operations for the period from July 19, 1993 (date of initial public investment) to August 31, 1993.

(d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(e) Computed on an annualized basis.

(f) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(g) These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.

(h) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(i) Per share information presented is based on the monthly average number of shares outstanding divided by the net operating loss due to large fluctuations in the number of shares outstanding during the period.

(See Notes which are an integral part of the Financial Statements)


exit

--------------------------------------------------------------------------------

                                                        RATIOS TO AVERAGE NET ASSETS
                                                   --------------------------------------
                                                                   NET
                                                                INVESTMENT
                    NET ASSET                                     INCOME                       NET ASSETS,      PORTFOLIO
    TOTAL            VALUE,           TOTAL                     (OPERATING      EXPENSE       END OF PERIOD     TURNOVER
DISTRIBUTIONS     END OF PERIOD     RETURN (D)     EXPENSES       LOSS)        WAIVER (F)     (000 OMITTED)       RATE
------------------------------------------------------------------------------------------------------------------------
    (1.72)           $ 14.60           17.89%        0.85%          2.10%         0.18%         $ 140,808          127%
    (1.38)           $ 13.81            4.27%        1.09%          1.67%           --          $ 139,081          118%
    (0.48)           $ 16.09           20.71%        1.25%          1.46%           --          $ 144,476           69%
    (1.03)           $ 17.87           18.03%        1.24%          1.08%           --          $ 169,648           69%
    (2.15)           $ 22.38           39.56%        1.24%          0.72%           --          $ 283,040           62%
    (0.05)           $ 22.32           18.40%        1.99%(e)      (0.09%)(e)       --          $   4,635           62%
    (0.66)           $ 11.60           12.75%        0.66%          5.59%         0.14%         $  85,914           32%
    (0.69)           $ 10.82           (0.76%)       0.71%          5.24%         0.08%         $  79,698           33%
    (0.66)           $ 10.99            8.20%        0.77%          5.54%         0.08%         $  67,600           22%
    (0.60)           $ 10.94            5.04%        0.74%          5.37%         0.08%         $  65,717           17%
    (0.58)           $ 11.21            8.31%        0.69%          5.19%         0.08%         $ 101,441           17%
    (0.55)           $ 10.49           10.39%        0.77%(e)       6.56%(e)      0.22%(e)      $  63,608           78%
    (0.59)           $  9.64           (2.46%)       1.21%          5.62%           --          $  72,088           96%
    (0.54)           $ 10.05           10.19%        1.30%          5.71%           --          $  69,455           91%
    (0.57)           $  9.77            2.90%        1.29%          5.57%           --          $  71,188           38%
    (0.61)           $  9.99            8.71%        1.29%          6.00%           --          $  71,867           65%
    (0.76)           $ 10.85            8.11%        0.68%          7.03%         0.11%         $  86,597           61%
    (0.73)           $  9.92           (1.67%)       0.74%          6.68%         0.06%         $  67,051           26%
    (0.69)           $ 10.14            9.60%        0.82%          7.02%         0.06%         $  42,593            5%
    (0.69)           $  9.82            3.72%        0.87%          6.64%         0.06%         $  37,544           27%
    (0.64)           $  9.98            8.39%        0.88%          6.31%         0.06%         $  59,438           72%
    (0.02)           $  1.00            2.49%        0.89%          2.48%           --          $ 154,052           --
    (0.03)           $  1.00            2.73%        0.91%          2.71%           --          $ 183,922           --
    (0.05)           $  1.00            4.97%        0.86%          4.87%           --          $ 191,242           --
    (0.05)           $  1.00            4.79%        0.87%          4.69%           --          $ 168,344           --
    (0.05)           $  1.00            4.70%        0.89%          4.59%           --          $ 150,377           --
    (0.002)          $  1.00            0.34%        0.50%(e)       2.80%(e)      0.32%(e)      $  33,995           --
    (0.03)           $  1.00            2.85%        0.66%          2.85%         0.23%         $  45,022           --
    (0.05)           $  1.00            5.15%        0.46%          5.15%         0.22%         $ 116,489           --
    (0.05)           $  1.00            5.08%        0.44%          4.95%         0.22%         $ 136,068           --
    (0.05)           $  1.00            4.92%        0.50%          4.81%         0.14%         $ 154,624           --
---------------------------------------------------------------------------------------------------------------------


     AVERAGE
   COMMISSION
    PAID (H)

          --
          --
          --
    $ 0.0632
    $ 0.0700
    $ 0.0700
          --
          --
          --
          --
          --
          --
          --
          --
          --
          --
          --
          --
          --
          --
          --
          --
          --
          --
          --
          --
          --
          --
          --
          --
-------------

--------------------------------------------------------------------
--------------------------------------------------------------------
    COMBINED NOTES TO FINANCIAL STATEMENTS     TOWER MUTUAL FUNDS
                                               August 31, 1997

------------------------------------------------------
-----------------------------------------------------
   (1) ORGANIZATION

  Tower Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

  ----------------------------------------------------------------------------------------------
    PORTFOLIO NAME                       DIVERSIFICATION     INVESTMENT OBJECTIVE
  ----------------------------------------------------------------------------------------------
    Tower Capital Appreciation Fund        diversified       Provide growth of capital and
    ("Capital Appreciation Fund")                            income.
  ----------------------------------------------------------------------------------------------
    Tower Louisiana Municipal Income     non-diversified     Provide current income which is
    Fund                                                     generally exempt from federal
    ("Louisiana Municipal Income                             income tax and personal income
    Fund")                                                   taxes imposed by the state of
                                                             Louisiana.
  ----------------------------------------------------------------------------------------------
    Tower Total Return Bond Fund           diversified       Maximize total return.
    ("Total Return Bond Fund")
  ----------------------------------------------------------------------------------------------
    Tower U.S. Government Income Fund      diversified       Provide current income.
    ("U.S. Government Income Fund")
  ----------------------------------------------------------------------------------------------
    Tower Cash Reserve Fund diversified Provide current income consistent ("Cash
    Reserve Fund") with stability of principal.
  ----------------------------------------------------------------------------------------------
    Tower U.S. Treasury Money Market       diversified       Provide current income consistent
    Fund                                                     with stability of principal and
    ("U.S. Treasury Money Market                             liquidity.
    Fund")
  ----------------------------------------------------------------------------------------------

  Effective November 30, 1996, Capital Appreciation Fund added Class B Shares and designated the existing share class as Class A Shares.

  On May 12, 1997, three of the Tower Mutual Funds engaged in a tax-free common trust fund conversion with three Hibernia National Bank Common Trust Funds. The following is a summary of the transactions:

  -------------------------------------------------------------------------------------------------
                                          CAPITAL         LOUISIANA MUNICIPAL     U.S. GOVERNMENT
                                     APPRECIATION FUND        INCOME FUND           INCOME FUND
  -------------------------------------------------------------------------------------------------
    Common Trust Fund Acquired       Hibernia Personal     Hibernia Personal     Hibernia Personal
                                        Stock Fund                Tax                Bond Fund
                                                           Exempt Bond Fund
  -------------------------------------------------------------------------------------------------
    Common Trust Fund Shares              932,721              3,612,185             1,962,801
    Converted
  -------------------------------------------------------------------------------------------------
    Tower Fund Shares Issued             2,789,607             3,317,405             2,156,291
  -------------------------------------------------------------------------------------------------
    Common Trust Fund Assets            $57,075,362           $36,590,980           $21,368,846
    Acquired
  -------------------------------------------------------------------------------------------------
    Unrealized Appreciation*            $18,492,828            $886,608              $132,392
  -------------------------------------------------------------------------------------------------
    Tower Fund Net Assets              $270,386,000          $102,143,658           $54,858,937
    Following Acquisition
  -------------------------------------------------------------------------------------------------

  *Unrealized Appreciation is included in the Common Trust Fund Assets Acquired above.

  The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.


-----------------------------------------------------
-----------------------------------------------------
   (2) SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Cash Reserve and U.S. Treasury Money Market Funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. For Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At August 31, 1997, U.S. Government Income Fund, for federal tax purposes, had a capital loss carryforward, as noted below, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, the capital loss carryforward will expire as follows:

   ------------------------------------------------------------------------------------------------------------------
                                                                  EXPIRATION YEAR

   ------------------------------------------------------------------------------------------------------------------
                                                                                                        TOTAL TAX LOSS
                       FUND                       2002          2003           2004          2005        CARRYFORWARD
   -------------------------------------------
     U.S. Government Income Fund                 $97,781     $1,657,595     $1,298,006     $553,828       $3,607,210
   ------------------------------------------------------------------------------------------------------------------

Additionally, the net capital loss, as noted below, is attributable to security transactions incurred after October 31, 1996 are treated as arising on the first day of the Funds' next taxable year (September 1, 1997).

   -------------------------------------------------------------------------------------------------------------
                                 TOTAL TAX LOSS
                                              FUND                                               PUSHFORWARD
   -------------------------------------------------------------------------------------------------------------
     U.S. Government Income Fund                                                                   $236,799
   -------------------------------------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by U.S. Treasury Money Market Fund with respect to registration of shares in the first fiscal year, excluding the initial expense of registering the shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

-----------------------------------------------------
-----------------------------------------------------
   (3) SHARES OF BENEFICIAL INTEREST

  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

  EQUITY AND INCOME FUNDS

   -----------------------------------------------------------------------------------------------------------------------
                                                                                  CAPITAL APPRECIATION FUND
   -----------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED                      YEAR ENDED
                                                                       AUGUST 31, 1997                 AUGUST 31, 1996
                          CLASS A SHARES                           SHARES         DOLLARS          SHARES         DOLLARS
   -----------------------------------------------------------------------------------------------------------------------
     Shares sold                                                  2,060,360     $ 23,465,207      1,892,875     $ 33,055,554
     Shares issued in connection with the acquisition of the
       Common Trust Funds                                         2,789,607       57,075,362             --               --
     Shares issued to shareholders in payment of distributions
       declared                                                     835,384       15,807,335        440,856        7,256,316
     Shares redeemed                                             (2,528,206)     (52,191,192)    (1,820,179)     (31,551,308)
                                                                 ----------     ------------     ----------     ------------
       Net change resulting from Class A Shares transactions      3,157,145     $ 44,156,712        513,552     $  8,760,562
                                                                  =========      ===========      =========      ===========

   ---------------------------------------------------------------------------------------------------------------------

                                                                                  CAPITAL APPRECIATION FUND
   ----------------------------------------------------------------------------------------------------------------------
                                                                        PERIOD ENDED                     YEAR ENDED
                                                                      AUGUST 31, 1997*                 AUGUST 31, 1996
   ----------------------------------------------------------------------------------------------------------------------
     CLASS B SHARES                                                SHARES         DOLLARS          SHARES         DOLLARS
   ----------------------------------------------------------------------------------------------------------------------
     Shares sold                                                    211,458     $  4,376,784             --               --
     Shares issued to shareholders in payment of distributions
       declared                                                         113            2,391             --               --
     Shares redeemed                                                 (3,948)         (83,894)            --               --
                                                                 ----------     ------------     ----------     ------------
       Net change resulting from Class B Shares transactions        207,623     $  4,295,281             --               --
                                                                  =========      ===========      =========      ===========
       Net change resulting from fund share transactions          3,364,768     $ 48,451,993        513,552     $  8,760,562
                                                                  =========      ===========      =========      ===========

*For the period from December 2, 1996 (date of initial public offering) to August 31, 1997.

   ------------------------------------------------------------------------------------------------------------------

                                          LOUISIANA MUNICIPAL                                         U.S. GOVERNMENT
                                                                     TOTAL RETURN BOND FUND
                                              INCOME FUND                                               INCOME FUND
   ------------------------------------------------------------------------------------------------------------------
                                          YEAR                                                                     YEAR
                                          ENDED          YEAR          YEAR           YEAR           YEAR          ENDED
                                         AUGUST         ENDED         ENDED          ENDED          ENDED         AUGUST
                                           31,        AUGUST 31,    AUGUST 31,     AUGUST 31,     AUGUST 31,        31,
                                          1997           1996          1997           1996           1997          1996
   ------------------------------------------------------------------------------------------------------------------
     Shares sold                         566,626        709,049     1,596,634      1,539,679      1,066,484       465,362
     Shares issued in connection with
       the acquisition of the Common
       Trust Funds                      3,317,405            --            --             --      2,156,291            --
     Shares issued to shareholders in
       payment of distributions
       declared                          155,298        154,787       329,947        344,081         62,787        90,519
     Shares redeemed                    (992,694)     (1,009,008)   (2,022,793)    (1,507,834)    (1,151,003)    (931,881)
                                        ---------     ----------    ----------     ----------     ----------     ---------
       Net change resulting from
         share transactions             3,046,635      (145,172)      (96,212)       375,926      2,134,559      (376,000)
                                        ==========    ==========    ==========     ==========     ==========     ==========

  MONEY MARKET FUNDS

   ------------------------------------------------------------------------------------------------------------------

                                  U.S. TREASURY
                                                            CASH RESERVE FUND                 MONEY MARKET FUND
   ------------------------------------------------------------------------------------------------------------------
                                                          YEAR             YEAR             YEAR             YEAR
                                                         ENDED            ENDED            ENDED            ENDED
                                                       AUGUST 31,       AUGUST 31,       AUGUST 31,       AUGUST 31,
                                                          1997             1996             1997             1996
   ------------------------------------------------------------------------------------------------------------------
     Shares sold                                      462,383,174      432,905,070      396,797,192      315,672,475
     Shares issued to shareholders in payment of
       distributions declared                           1,743,290        1,471,325        3,258,924        2,390,350
     Shares redeemed                                  (482,092,964)    (457,274,889)    (381,500,330)    (298,483,536)
                                                      ------------     ------------     ------------     ------------
     Net change resulting from share transactions     (17,966,500)     (22,898,494)      18,555,786       19,579,289
                                                      ============     ============     ============     ============

-----------------------------------------------------
-----------------------------------------------------
   (4) INVESTMENT ADVISORY FEE AND OTHER
TRANSACTIONS WITH AFFILIATES
  INVESTMENT ADVISORY FEE--Hibernia National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

   --------------------------------------------------------------------------------------------------------------
                                                                                                  ANNUAL
     FUND                                                                                          RATE
   --------------------------------------------------------------------------------------------------------------
     Capital Appreciation Fund                                                                    0.75%
     Louisiana Municipal Income Fund                                                              0.45%
     Total Return Bond Fund                                                                       0.70%
     U.S. Government Income Fund                                                                  0.45%
     Cash Reserve Fund                                                                            0.40%
     U.S. Treasury Money Market Fund                                                              0.40%

  The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

  DISTRIBUTION SERVICES FEE--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse FSC. Class B Shares of the Capital Appreciation Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares, annually, to reimburse FSC. For the year ended August 31, 1997, Louisiana Municipal Income Fund, U.S. Government Income Fund and U.S. Treasury Money Market Fund did not incur distribution services fees.

  SHAREHOLDERS SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), Class B Shares of Capital Appreciation Fund will pay FSS up to 0.25% of its daily average net assets for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  CUSTODIAN FEES--Hibernia National Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were initially borne by FAS.
  The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following each Fund's effective date. For the year ended August 31, 1997, the Funds listed below paid the following pursuant to this agreement.

   ---------------------------------------------------------------------------------------------------------------
                                AMOUNT REIMBURSED
                                                                     EXPENSES OF               TO FAS FOR THE
                                                                      ORGANIZING                 YEAR ENDED
     FUND                                                             THE FUNDS               AUGUST 31, 1997
   ---------------------------------------------------------------------------------------------------------------
     Total Return Bond Fund                                            $13,075                     $4,358
     U.S. Treasury Money Market Fund                                   $17,585                     $4,983

  GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

-----------------------------------------------------
-----------------------------------------------------
   (5) INVESTMENT TRANSACTIONS

  Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 1997, were as follows:

   ---------------------------------------------------------------------------------------------------------------
     FUND                                                             PURCHASES                    SALES
   ---------------------------------------------------------------------------------------------------------------
     Capital Appreciation Fund                                       $135,336,046               $142,438,505
     Louisiana Municipal Income Fund                                 $13,289,577                $18,050,790
     Total Return Bond Fund                                          $42,545,528                $45,991,693
     U.S. Government Income Fund                                     $30,964,499                $29,815,818
   ---------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
-----------------------------------------------------
   (6) CONCENTRATION OF CREDIT RISK

  Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at August 31, 1997, 74.98% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 23.27% of total investments.

================================================================================
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of TOWER MUTUAL FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Tower Mutual Funds (comprising, respectively, Tower Capital Appreciation Fund, Tower Louisiana Municipal Income Fund, Tower Total Return Bond Fund, Tower U.S. Government Income Fund, Tower Cash Reserve Fund and Tower U.S. Treasury Money Market Fund) as of August 31, 1997 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian and brokers and, where appropriate, the application of alternative auditing procedures for unsettled security transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios of the Tower Mutual Funds, as identified above, at August 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania

October 13, 1997
TOWER MUTUAL FUNDS

                ------------------------------------------------
                             TRUSTEES AND OFFICERS
                     -----------------------------------
                     -----------------------------------

           TRUSTEES                                   OFFICERS

           EDWARD C. GONZALES                         EDWARD C. GONZALES
                                                      President and Treasurer

           ROBERT L. DIBENEDETTO, M.D.                JEFFREY W. STERLING
                                                      Vice President and Assistant Treasurer

           JAMES A. GAYLE, SR.                        PETER J. GERMAIN
                                                      Secretary

           J. GORDON REISCHE                          GAIL CAGNEY
                                                      Assistant Secretary

           MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED
           BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S.
           GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
           RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL
           FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL
           AMOUNT INVESTED. ALTHOUGH MONEY MARKET FUNDS SEEK TO MAINTAIN A
           STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT
           THEY WILL BE ABLE TO DO SO.

           THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
           ONLY WHEN PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS WHICH
           CONTAINS FACTS CONCERNING THEIR OBJECTIVES AND POLICIES, MANAGEMENT
           FEES, EXPENSES AND OTHER INFORMATION.

--------------------------------------------------------------------------------
Federated Securities Corp. is distributor of the funds.


891836108
891836207
891836306
891836504
891836405
891836603
891836702
G01262-01(10/97)



                           Tower Mutual Funds Appendix


A. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Tower Capital Appreciation Fund-Class A Shares (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. The Standard & Poor's 500 Composite Stock Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and the Standard & Poor's 500 Composite Stock Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/14/88 through 8/31/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Standard & Poor's 500 Composite Stock Index; the ending values are $38,115 and $42,748, respectively.

B. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Tower Capital Appreciation Fund-Class B Shares (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. The Standard & Poor's 500 Composite Stock Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and the Standard & Poor's 500 Composite Stock Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 12/2/96 through 8/31/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Standard & Poor's 500 Composite Stock Index; the ending values are $11,289 and $12,048, respectively.

C. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Tower Louisiana Municipal Income Fund (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. The Lehman Brothers Ten-Year Insured Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and the Lehman Brothers Ten-Year Insured Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/14/88 through 8/31/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers Ten-Year Insured Index; the ending values are $18,088 and $20,433, respectively.

D. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Tower Total Return Bond Fund (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. The Salomon Brothers Broad Investment Grade Bond Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and the Salomon Brothers Broad Investment Grade Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 11/2/92 through 8/31/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Salomon Brothers Broad Investment Grade Bond Index; the ending values are $12,701 and $13,985, respectively.

E. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Tower U.S. Government Income Fund (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. The Salomon Brothers Medium Term Broad Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and the Salomon Brothers Medium Term Broad Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/14/88 through 8/31/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Salomon Brothers Medium Term Broad Index; the ending values are $18,439 and $20,866, respectively.